N-2 - USD ($)		Jan. 08, 2026	Sep. 10, 2025
Cover [Abstract]
Entity Central Index Key		0002063946
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		FRANKLIN BSP LENDING FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses (fees paid directly from your investment)	Class S Shares	Class D Shares	Class M Shares	Class I Shares	Class R6 Shares
Maximum Sales Load (as a percentage of purchase amount) (1)	None	None	None	None	None
Maximum Early Repurchase Fee (as a percentage of repurchased amount) (2)	2.00%	2.00%	2.00%	2.00%	2.00%
(1)
No upfront sales load will be paid with respect to the Shares, however, if you buy
Class
S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such about as they may determine, provided that financial intermediaries limit such charges to a 3.0% cap on NAV for Class S Shares, a 3.0% cap on NAV for Class D Shares or a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares or Class R6 Shares. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Please consult your financial intermediary for additional information.

(2)
A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year
anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by
the Fund for the benefit of the remaining Shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Estimated Annual Operating Expenses (as a percentage of net assets attributable to Shares)	Class S Shares	Class D Shares	Class M Shares	Class I Shares	Class R6 Shares
Management Fee (3)	0.75%	0.75%	0.75%	0.75%	0.75%
Other Expenses (4)	0.51%	0.54%	0.54%	0.53%	0.48%
Distribution and Servicing Fee	0.85%	0.25%	0.50%	None	None
Interest Payments on Borrowed Funds	None	None	None	None	None
Total Annual Expenses	2.11%	1.54%	1.79%	1.28%	1.23%
Fee Waiver and/or Expense Reimbursement (5)	(0.25)%	(0.28)%	(0.28)%	(0.27)%	(0.22)%
Total Annual Expenses (After Fee Waiver and/or Expense Reimbursement)	1.86%	1.26%	1.51%	1.01%	1.01%
(3)
The Fund pays the Manager a monthly Management Fee at an annual rate of 0.75% based on average daily value of the Fund’s net assets. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 8, 2026. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 8, 2026 will be at the annual rate of 0.75%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.

(4)
The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year, including the Expense Limitation Agreement.

(5)
Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.25% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of the Shares.

With respect to the Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for the Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for the Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayments must be made within thirty-six
months after the month in which the Manager incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year
term.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
The purpose of the table above and the examples below is to assist prospective investors in understanding the various costs and expenses
Shareholders will bear.
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The examples assume that all distributions are reinvested at net asset value and that the percentage amounts listed under Annual Expenses remain the same (except that the examples incorporate the fee waiver and expense reimbursement arrangements from the Expense Limitation Agreement for only the one-year
example and the first year of the three-, five- and
ten-year
examples). The assumption in the hypothetical example of a 5% annual return is required by regulation of the SEC and applicable to all registered investment companies. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund.
Example 1

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 Class S Shares investment, assuming a 5% annual return:	$19	$64	$111	$242
You would pay the following expenses on a $1,000 Class D Shares investment, assuming a 5% annual return:	$13	$46	$81	$181
You would pay the following expenses on a $1,000 Class M Shares investment, assuming a 5% annual return:	$15	$53	$94	$208
You would pay the following expenses on a $1,000 Class I Shares investment, assuming a 5% annual return:	$10	$38	$68	$153
You would pay the following expenses on a $1,000 Class R6 Shares investment, assuming a 5% annual return:	$10	$37	$66	$148
Example 2

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $2,500 Class S Shares investment, assuming a 5% annual return:	$47	$ 159	$ 278	$ 606
You would pay the following expenses on a $2,500 Class D Shares investment, assuming a 5% annual return:	$32	$115	$204	$454
You would pay the following expenses on a $2,500 Class M Shares investment, assuming a 5% annual return:	$38	$134	$236	$521
You would pay the following expenses on a $2,500 Class I Shares investment, assuming a 5% annual return:	$26	$95	$170	$382
You would pay the following expenses on a $2,500 Class R6 Shares investment, assuming a 5% annual return:	$26	$93	$165	$369
The Examples above are based on the annual fees and expenses set forth on the table above.
They
should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown, and the Fund’s actual rate of return may be greater or less than the hypothetical 5.0% return assumed in the examples. A greater rate of return than that used in the Examples would increase the dollar amount of the asset-based fees paid by the Fund.

Purpose of Fee Table , Note [Text Block]		The fee table below is intended to assist Shareholders in understanding the various costs and expenses that the Fund expects to incur, and that Shareholders can expect to bear, by investing in the Fund. This fee table is based on estimated expenses of the Fund for the fiscal year ending December 31, 2025, and assumes that the Fund has net assets of $500 million as of such date.
Basis of Transaction Fees, Note [Text Block]		as a percentage of purchase amount
Other Expenses, Note [Text Block]		The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year, including the Expense Limitation Agreement.
Management Fee not based on Net Assets, Note [Text Block]		The Fund pays the Manager a monthly Management Fee at an annual rate of 0.75% based on average daily value of the Fund’s net assets. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 8, 2026. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 8, 2026 will be at the annual rate of 0.75%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]		Investment Objective The Fund’s investment objective is to generate risk-adjusted returns (i.e., returns made relative to the amount of risk taken) with consistent current income.
Risk Factors [Table Text Block]
Investing in our Shares involves a high degree of risk. Before making an investment in the Fund, you should carefully consider the following risk factors. The risks and uncertainties set forth below are not the only risks and uncertainties that we face. Additional risks and uncertainties not presently known to us or that we currently deem to be immaterial may also impair our business operations. If any of the following risks were to occur, our business, financial condition or could be materially adversely affected. In such case, the NAV of our Shares could decline, and you may lose all or part of your investment.
Risks Related to the Current Environment
Global economic, political and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
The U.S. and global capital markets have, from time to time, experienced periods of disruption characterized by the freezing of available credit, a lack of liquidity in the debt capital markets, significant losses in the principal value of investments, the re-pricing
of credit risk in the broadly syndicated credit market, the failure of major financial institutions and general volatility in the financial markets. During these periods of disruption, general economic conditions deteriorated with material and adverse consequences for the broader financial and credit markets, and the availability of debt and equity capital for the market as a whole, and financial services firms in particular, was reduced significantly. These conditions may reoccur for a prolonged period of time or materially worsen in the future. We may in the future have difficulty accessing debt and equity capital markets, and a severe disruption in the global financial markets, deterioration in credit and financing conditions or uncertainty regarding U.S. government spending and deficit levels or other global economic conditions could have a material adverse effect on our business, financial condition and results of operations.
Political, social and economic uncertainty creates and exacerbates risks to us and certain of our portfolio companies.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur will create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and its investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability, including global or regional conflicts; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including, but not limited to, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

In addition, disruptions in the capital markets caused by the rising interest rate environment and fears of a recession have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity can be expected to have an adverse effect on our business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Manager, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Manager, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Manager, the Fund or its investors or the Fund’s investments.
The capital markets are currently in a period of disruption and economic uncertainty. Such market conditions have adversely affected debt and equity capital markets, which have had, and may continue to have, a negative impact on our business and operations.
The U.S. capital markets have experienced extreme disruption. Such disruptions have been evidenced by volatility in global stock markets as a result of, among other things, inflation and fears of a global recession. Despite actions of the U.S. federal government and foreign governments, these events have contributed to worsening general economic conditions that are materially and adversely impacting broader financial and credit markets and reducing the availability of debt and equity capital for the market as a whole.
Significant changes or volatility in the capital markets may negatively affect the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan to hold an investment to maturity). Our valuations, and particularly valuations of private investments and private companies, are inherently uncertain, fluctuate over short periods of time and are often based on estimates, comparisons and qualitative evaluations of private information that may not reflect the full impact of the current economic environment. Any public health emergency, including an outbreak of existing or new epidemic diseases, or the threat thereof, and the resulting financial and economic market uncertainty could have a significant adverse impact on us and the fair value of our investments and our portfolio companies.
Significant changes in the capital markets, such as the disruption in economic activity caused by rising interest rates, have limited, and could continue to limit, our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments. Additionally, the disruption in economic activity caused by rising interest rates and a potential global recession has had, and may continue to have, a negative effect on the potential for liquidity events involving our investments. The illiquidity of our investments may make it difficult for us to sell such investments to access capital, if required. As a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them to increase our liquidity. An inability on our part to raise incremental capital, and any required sale of all or a portion of our investments as a result, could have a material adverse effect on our business, financial condition or results of operations.

Further, current market conditions may make it difficult to raise equity capital, extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms. Any failure to do so could have a material adverse effect on our business. The debt capital available to us in the future, if available at all, may bear a higher interest rate and may be available only on terms and conditions less favorable than those of our existing debt. Such debt may need to be incurred in a rising interest rate environment. If we are unable to raise new debt or refinance our existing debt, then our equity investors will not benefit from the potential for increased returns on equity resulting from leverage, and we may be unable to make new commitments or to fund existing commitments to our portfolio companies. Any inability to extend the maturity of or refinance our existing debt or obtain new debt could have a material adverse effect on our business, financial condition or results of operations.
Future disruptions or instability in capital markets could negatively impact the Fund’s ability to raise capital, and have a material adverse effect on the Fund’s business, financial condition and results of operations.
From time to time, the global capital markets may experience periods of disruption and instability, which could materially and adversely impact the broader financial and credit markets and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the repricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. We believe that such value declines were exacerbated by widespread forced liquidations as leveraged holders of financial assets, faced with declining prices, were compelled to sell to meet margin requirements and maintain compliance with applicable capital standards. Such forced liquidations also impaired or eliminated many investors and investment vehicles, leading to a decline in the supply of capital for investment and depressed pricing levels for many assets. These events significantly diminished overall confidence in the debt and equity markets, engendered unprecedented declines in the values of certain assets, caused extreme economic uncertainty and significantly reduced the availability of debt and equity capital for the market as a whole and financial services firms in particular. While market conditions have experienced relative stability in recent years, there have been continuing periods of volatility and there can be no assurance that adverse market conditions will not repeat themselves in the future.
Future volatility and dislocation in the capital markets could create a challenging environment in which to raise or access capital. For example, the re-appearance
of market conditions similar to those experienced from 2008 through 2009 for any substantial length of time could make it difficult to extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms. Significant changes or volatility in the capital markets may also have a negative effect on the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity) and impairments of the market values or fair market values of our investments, even if unrealized, must be reflected in our consolidated financial statements for the applicable period, which could result in significant reductions to our NAV for the period. Thus, the illiquidity of our investments may make it difficult for us to sell such investments to access capital if required, and as a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them for liquidity purposes.
Uncertainty with respect to the financial stability of the United States and several countries in the European Union could have a significant adverse effect on the Fund’s business, financial condition and results of operations.
U.S. debt ceiling and budget deficit concerns have increased the possibility of credit-rating downgrades or a recession in the United States. U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions. Uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded.
The impact of the increased debt ceiling and/or downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent further quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time, and may lead to additional shutdowns in the future. Continued adverse political and economic conditions could have a material adverse effect on our business, financial condition and results of operations.
We are subject to risks associated with changes in interest rates.
General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
In an effort to combat inflation, the U.S. Federal Reserve has increased the federal funds rate. Because we currently incur indebtedness to fund our investments, a portion of our income depends upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. To the extent our investments have fixed interest rates or have interest rate floors that are higher than the floor on, or interest rates that “reset” less frequently than, any secured credit facilities we may enter into, increases in interest rates can lead to interest rate compression and have a material adverse effect on our net investment income. In addition to increasing the cost of borrowed funds, which may materially reduce our net investment income, rising interest rates may also adversely affect our ability to obtain additional debt financing on terms as favorable as under our current debt financings, or at all.
In a rising interest rate environment, there is a risk that the portfolio companies in which we hold floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents with us. Rising interests rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults on our investments in such portfolio companies. In addition, increasing payment obligations under floating rate loans may cause borrowers to refinance or otherwise repay our loans earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans. In addition, rising interest rates may increase pressure on us to provide fixed rate loans to our portfolio companies, which could adversely affect our net investment income, as increases in our cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
We may hedge against interest rate fluctuations by using hedging instruments such as caps, swaps, futures, options and forward contracts, subject to applicable legal requirements, including all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. These activities may limit our ability to benefit from lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions or any adverse developments from our use of hedging instruments could have a material adverse effect on our business, financial condition and results of operations. In addition, we may be unable to enter into appropriate hedging transactions when desired and any hedging transactions we enter into may not be effective.

The ongoing armed conflicts in Eastern Europe and the Middle East may have a material adverse impact on us and our portfolio companies.
The ongoing Russian invasion of Ukraine, along with the continuing hostilities between Israel and Hamas could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and therefore could adversely affect the performance of our investments. The ongoing conflicts in Eastern Europe and the Middle East have led, are currently leading, and for an unknown period of time may continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Furthermore, the aforementioned conflicts and the varying involvement of the United States and other NATO countries could preclude prediction as to their ultimate adverse impact on global economic and market conditions, and, as a result, presents material uncertainty and risk with respect to us and the performance of our investments or operations, and our ability to achieve its investment objectives. Additionally, to the extent that third parties, investors, or related customer bases have material operations or assets in such conflict zones, they may have adverse consequences related to the ongoing conflict.
Risks Related to Our Business and Structure
The amount of any distributions we pay is uncertain. Our distributions to our Shareholders may exceed our earnings. Therefore, portions of the distributions that we pay may represent a return of capital to you which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. A return of capital is a return of your initial investment in the Fund rather than earnings or gains derived from our investment activities. We may not be able to pay you distributions, and our distributions may not grow over time.
The Fund cannot assure investors that the Fund will achieve investment results that allows the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. A return of capital generally is a return of a Shareholder’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the Shareholder’s tax basis in the Shares. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, a Shareholder’s tax basis in his or her Shares will be lowered. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Price declines in the large corporate leveraged loan market may adversely affect the fair value of debt securities we hold, reducing the Fund’s NAV through increased net unrealized depreciation.
Prior to the onset of the global financial crisis, CLOs, a type of leveraged investment vehicle holding corporate loans, hedge funds and other highly leveraged investment vehicles, comprised a substantial portion of the market for purchasing and holding senior secured and second lien secured loans. As the secondary market pricing of the loans underlying these portfolios deteriorated during the fourth quarter of 2008, it is our understanding that many investors, as a result of their generally high degrees of leverage, were forced to raise cash by selling their interests in performing loans in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with widespread redemption requests and other constraints resulting from the credit crisis generating further selling pressure. While prices have appreciated measurably in recent years, conditions in the large corporate leveraged loan market may experience similar disruptions or distortions in the future, which may cause pricing levels to decline similarly or be volatile. As a result, we may suffer unrealized depreciation and could incur realized losses in connection with the sale of debt securities we hold, which could have a material adverse impact on our business, financial condition and results of operations.
Our ability to achieve the Fund’s investment objective depends on BSP’s and its affiliates’ ability to manage and support our investment process. If BSP were to lose any members of its senior management team, our ability to achieve our investment objective could be significantly harmed.
We are externally managed and depend upon the investment expertise, diligence, skill and network of business contacts of our BSP. We also depend, to a significant extent, on our BSP’s access to the investment professionals and the information and deal flow generated by such investment professionals in the course of its investment and portfolio management activities. BSP evaluates, negotiates, structures, closes, monitors and services our investments. Our success depends to a significant extent on the continued service and coordination of BSP, including its key professionals. The departure of a significant number of BSP’s or its affiliates’ key professionals could have a materially adverse effect on our ability to achieve our investment objective. Additionally, changes in ownership or management practices, the occurrence of adverse events affecting BSP or its affiliates or other companies advised by BSP and its affiliates could create adverse publicity and adversely affect us and our relationship with investment banks, business brokers, loan syndication and trading desks and other investment counterparties. In addition, we can offer no assurance that BSP will remain our investment adviser or that we will continue to have access to BSP’s or its affiliates’ investment professionals or their information and deal flow.
Because the Fund’s business model depends to a significant extent upon relationships with investment banks, business brokers, loan syndication and trading desks, and commercial banks, the inability of our Manager and BSP to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
The services provided by our Manager and BSP depend on its relationship with private equity firms, investment banks, business brokers, loan syndication and trading desks, and commercial banks, and we rely to a significant extent upon these relationships for potential investment opportunities. If our Manager or BSP fail to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we will not be able to grow our investment portfolio. In addition, individuals with whom our Manager’s and BSP’s professionals have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
The Fund competes for investments with other
closed-end
funds and investment funds (including private equity firms and mezzanine funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, also make investments in middle market private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which allow them to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. We believe a significant part of our competitive advantage stems from the fact that the market for investments in private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on us as a closed-end
fund.
A significant portion of the Fund’s investment portfolio is recorded at fair value as determined in good faith by our Manager and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there are no readily available market quotations, at fair value, as determined by our Manager, as valuation designee, subject to oversight by the Board. However, the majority of our investments are not publicly traded or actively traded on a secondary market. As a result, we value these securities quarterly at fair value as determined in good faith by our Board.
The determination of fair value, and thus the amount of unrealized losses we may incur in any year, is to a degree subjective, and our Manager has a conflict of interest in making this determination. We expect our Manager to value our securities quarterly at fair value and at such other times as may be required to comply with the requirements of the 1940 Act. Our Manager may utilize the services of one or more independent third-party valuation firms to aid it in determining the fair value of any securities. The types of factors that may be considered in determining the fair value of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments on indebtedness and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value by our Manager may differ materially from the values that would have been used if an active market and market quotations existed for these investments. Our NAV could be adversely affected if the determinations regarding the fair value of our investments were materially higher than the values that we ultimately realize upon the disposal of such investments. See “Net Asset Valuation.”
We may experience fluctuations in the Fund’s quarterly results.
We may experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, variations in the interest rates on the debt securities we acquire, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
We depend upon information systems, and systems failures could significantly disrupt the Fund’s business, which may, in turn, negatively affect the value of the Fund’s Shares and our ability to pay distributions.
We depend upon the communications and information systems of the Manager, BSP and their affiliates as well as certain other third-party service providers. We, and our third-party service providers, are susceptible to operational and information security risks. While our third-party service providers have procedures in place with respect to information security, their technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our Shareholders’ confidential and other information, or otherwise disrupt our operations or those of our third-party service providers. Disruptions or failures in the physical infrastructure or operating systems that our third-party service providers, cyber-attacks or security breaches of the networks, systems or devices that our third-party service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our Shareholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our third-party service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our third-party service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our third-party service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.
Our business could suffer in the event our Manager, BSP or any other party that provides us with services essential to our operations experiences system failures or cyber-incidents or a deficiency in cybersecurity.
Despite system redundancy, the implementation of security measures and the existence of a disaster recovery plan for the internal information technology systems of our Manager, BSP and other parties that provide us with services essential to our operations, these systems are vulnerable to damage from any number of sources, including computer viruses, unauthorized access, energy blackouts, natural disasters, terrorism, war and telecommunication failures. Any system failure or accident that causes interruptions in our operations could result in a material disruption to our business.
A cyber-incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of information resources. More specifically, a cyber-incident is an intentional attack or an unintentional event that can result in third parties gaining unauthorized access to systems to disrupt operations, corrupt data, or steal confidential information. As reliance on technology in our industry has increased, so have the risks posed to the systems of our Manager, BSP and other parties that provide us with services essential to our operations, both internal and those that have been outsourced. In addition, the risk of a cyber-incident, including by computer hackers, foreign governments and cyber terrorists, has generally increased as the number, intensity and sophistication of attempted attacks and intrusions from around the world have increased. Even the most well protected information, networks, systems and facilities remain potentially vulnerable because the techniques used in such attempted attacks and intrusions evolve and generally are not recognized until launched against a target. In some cases such attacks and intrusions are designed not to be detected and, in fact, may not be detected.
The remediation costs and lost revenues experienced by a victim of a cyber-incident may be significant and significant resources may be required to repair system damage, protect against the threat of future security breaches or to alleviate problems caused by any breaches, including reputational harm, loss of revenues and litigation. In addition, a security breach or other significant disruption involving the information technology networks and related systems of our Manager, BSP or any other party that provides us with services essential to our operations could:

•	result in misstated financial reports, violations of loan covenants, missed reporting deadlines;

•	affect our ability to properly monitor our compliance with the rules and regulations regarding our qualification as a RIC;

•
result in the unauthorized access to, and destruction, loss, theft, misappropriation or release of, proprietary, confidential, sensitive or otherwise valuable information, which others could use to compete against us or for disruptive, destructive or otherwise harmful purposes and outcomes;

•	result in liability to us for claims by Shareholders and third-parties;

•	require significant management attention and resources to remedy any damages that result; or

•	adversely impact our reputation among investors.

•
Although our Manager, BSP and other parties that provide us with services essential to our operations intend to continue to implement industry-standard security measures, there can be no assurance that those measures will be sufficient, and any material adverse effect experienced by our Manager, BSP and other parties that provide us with services essential to our operations could, in turn, have an adverse impact on us.

We could potentially be involved in litigation arising out of the Fund’s operations in the normal course of business.
We may, from time to time, be involved in litigation arising out of our operations in the normal course of business or otherwise. Furthermore, third parties may try to seek to impose liability on us in connection with the activities of our portfolio companies. While the outcome of any current legal proceedings cannot at this time be predicted with certainty, we do not expect any current matters will materially affect our financial condition or results of operations; however, there can be no assurance whether any pending legal proceedings will have a material adverse effect on our financial condition or results of operations in any future reporting period.
The Fund may rely upon projections, forecasts or estimates developed by BSP and its affiliates or a company in which the Fund is invested concerning the company’s future performance and cash flow.
Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates; loan pricing; leverage levels; loan structures; credit agreement terms; prepayment rates; timing of acquiring additional assets for the Fund; exchange rates or default or recovery rates or timing; mismatches between the timing of accrual and receipt of proceeds from the Fund’s assets; domestic and foreign business, market, financial or legal conditions; differences in the actual allocation of the Fund’s investments among asset groups from that described herein; the degree to which the Fund’s investments are hedged and the effectiveness of such hedges, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results will not be materially lower than those estimated therein.
None of the Fund, BSP, their respective affiliates or any other person has any obligation to update or otherwise revise any projections, forecasts or estimates, including any revisions to reflect changes in economic conditions or other circumstances arising after the date of such projections, forecasts or estimates or to reflect the occurrence of unanticipated events, even if the underlying assumptions do not come to fruition.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as
“non-diversified”
under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
There are significant potential conflicts of interest that could impact the Fund’s investment returns.
We pay a Management Fee to our Manager and reimburse our Manager for certain expenses it incurs on our behalf. BSP received a sub-advisory
fee from the Manager. In addition, investors in our Shares invest on a gross basis and receive distributions on a net basis after expenses, resulting in a lower rate of return than one might achieve through direct investments.
See “Potential Conflicts of Interest” for additional information.

The time and resources that individuals and the executive officers of the Manager or BSP devote to us may be diverted and we may face additional competition due to the fact that neither our Manager, BSP nor their affiliates are prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Affiliates and executive officers of the Manager or BSP currently manage other investment entities and are not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that the executive officers and individuals employed by the Manager, BSP and their affiliates devote to us may be diverted, and during times of intense activity in other areas of business, they may devote less time and resources to our business than is necessary or appropriate.
Our ability to enter into transactions with our affiliates is restricted.
The 1940 Act generally prohibits
closed-end
funds from entering into negotiated
co-investments
with affiliates absent an order from the SEC. Unless otherwise provided in the allocation policy, if an investment opportunity is appropriate for both us and other investment funds, the investment opportunity requires more than the price to be negotiated and cannot be effected pursuant to the terms of our exemptive order granted by the SEC, the investment opportunity will be made available to the other investment fund or us on an alternating basis based on the date of closing of each such investment opportunity and each fund’s available capital. As a result, the Manager, BSP and/ or their affiliates may face conflicts in allocating investment opportunities between us and such other entities. Although the Manager, BSP and their affiliates will endeavor to allocate investment opportunities in a fair and equitable manner and consistent with applicable allocation procedures, it is possible that, in the future, we may not be given the opportunity to participate in investments made by investment funds managed by the Manager, BSP or their affiliates.
The Fund expects that a number of open-end investment companies registered under the 1940 Act, and who are managed by affiliates of the Manager or BSP, will purchase Shares. It is possible that one or more of these funds could acquire enough Shares to be presumed to control the Fund for purposes of the 1940 Act. Such a controlling investor could have significant influence on votes requiring Shareholder approval. In addition, the 1940 Act generally prohibits affiliates of a registered investment company from engaging in certain types of transactions with the registered investment company or a company controlled by a registered investment company, absent an exemption. This scenario would limit the types of transactions the Fund could otherwise participate in if it was not controlled by an affiliated registered investment company.
The Fund has received exemptive relief from the SEC that permits it greater flexibility to negotiate the terms of co-investments
if our Board determines that it would be advantageous for us to co-invest
with other accounts sponsored or managed by BSP or its affiliates (“Affiliated Funds”) in a manner consistent with our investment objectives, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with certain conditions. Under the terms of this exemptive relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our eligible trustees have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the exemptive order and has reviewed the allocation policy and other co-investment policies of BSP. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Affiliated Funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside Affiliated Funds will require the “required majority” of the Fund’s eligible trustees to make certain conclusions in connection with a co-investment
transaction, including that (1) the terms of the proposed transaction are reasonable and fair to us and our shareholders and do not involve overreaching in respect of us or our shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of our shareholders and is consistent with our investment strategies and policies.

The Fund will be an “Acquired” Fund under Rule 12d1-4
.
The 1940 Act restricts the ability of other registered investment companies and certain other funds to invest in the Fund. The SEC adopted Rule 12d1-4 under the 1940 Act, which provides an exemption to permit acquiring funds that operate as registered investment companies or BDCs to invest in the securities of other registered investment companies or BDCs in excess of the 3-5-10% Limitations, subject to certain conditions. Among other conditions, Rule 12d1-4 prohibits an acquiring fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, Rule 12d1-4 imposes certain voting requirements when an acquiring fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions (including exceptions for acquiring funds that are in the same group of investment companies as the Fund). These restrictions may limit the ability of other funds to invest in the Fund to the extent desired.
We may be subject to corporate-level U.S. federal income taxes if we fail to maintain our qualification as a RIC.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements.

•
The annual distribution requirement (the “Annual Distribution Requirement”) for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our investment company taxable income (as defined by the Code and determined without regard to any deduction for dividends paid). We may be subject to corporate-level U.S. federal income tax on any of our undistributed income or gain. Additionally, we will be subject to a 4% nondeductible federal excise tax to the extent that we do not satisfy certain additional minimum distribution requirements on a calendar-year basis. Because we use debt financing, we are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. Also, share repurchases could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. In such cases, if we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

•
The income source requirement will be satisfied if at least 90% of our gross income for such tax year consists of dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of shares, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to our business of investing in such shares, securities or currencies, and net income derived from interests in “qualified publicly-traded partnerships.”

•
The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, (i) at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities if such other securities of any one issuer to not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in us having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to maintain RIC tax treatment for any reason and are subject to corporate-level U.S. federal income tax on all of our income, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Even if we qualify as a RIC, we will be required to pay corporate-level U.S. federal income taxes on any income or capital gains that we do not distribute (or are deemed not to be distributed) to Shareholders. We may also be subject to certain U.S. federal excise taxes, as well as state, local and
non-U.S.
taxes.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful. Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. BSP does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Risks Related to Our Investments
Our investments in portfolio companies may be risky, and we could lose all or part of the Fund’s investment.
Under normal circumstances, debt investments will represent at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes). We invest primarily in first and second lien senior secured loans and mezzanine debt issued by middle market companies.
First and Second Lien Senior Secured Loans
. When we make senior secured loans, we will generally take a security interest in the available assets of these portfolio companies, including the equity interests of their subsidiaries. We expect this security interest to help mitigate the risk that we will not be repaid. However, there is a risk that the collateral securing our loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Also, in some circumstances, our lien could be subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Finally, applicable bankruptcy laws may adversely impact the timing and methods used by us to liquidate collateral securing our loans, which could adversely affect the collectability of such loans. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should we be forced to enforce our remedies.
Mezzanine Debt
. Our mezzanine debt investments will generally be subordinated to senior loans and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal which could lead to the loss of our entire investment.
These investments may involve additional risks that could adversely affect our investment returns. To the extent interest payments associated with such debt are deferred, including in order to pay amounts owed under senior loans, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and Shareholders to non-cash
income. Since we will not receive any principal repayments prior to the maturity of some of our mezzanine debt investments, such investments will be of greater risk than amortizing loans.
Payment-in-Kind
(“PIK”) Interest Risk.
The Fund may hold investments that result in PIK interest. All things being equal, the deferral associated with PIK interest also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK interest results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK interest.
More generally, investing in private companies involves a number of significant risks, including that they: (i) may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing any guarantees we may have obtained in connection with our investment; (ii) have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) are more likely to depend on the management talents and efforts of a small group of persons so the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us; and (iv) generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers and trustees and employees of our Manager or BSP may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies and may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
To the extent that the Fund invests in original issue discount (“OID”) or PIK instruments and the accretion of OID or PIK interest income constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•	OID and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Manager’s future management fees;

•
market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	even if the conditions for income accrual under US GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
the required recognition of OID or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s investment company taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC; and

OID may create a risk of non-refundable cash payments to the Fund based on non-cash accruals that may never be realized.
Covenant Lite Loans Risk
. To a lesser extent, the Fund may invest in, or obtain exposure to, obligations that may be “covenant lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.
The Fund will generally focus on debt investments in U.S.-based middle market companies, which involve certain risks.
BSP may determine whether companies are U.S.-based or qualify as “middle market” in their sole discretion. In addition, the Fund is not restricted in its ability to invest in companies of any size or in any geographical location, and may from time to time or over time invest any amount in companies of any size or in any geographical location. In addition, the Fund may from time to time invest in other assets, subject to the investment restrictions set forth in the Partnership Agreements, which may include investments in loans to other type of corporate borrowers, portfolios of loans, leases, or other assets, consumer loans and receivables, contract receivables, structured finance arrangements, asset-backed securities, REITs, partnership interests, royalty interests, insurance policies, trust certificates, control positions, or other types of financial instruments or other assets BSP believes are attractive opportunities for the Fund. Certain investments may require that the Fund participate in joint ventures, trustee arrangements, or consortia formed for the purpose of such investment which involve delegating control or certain decision-making or the possibility of disagreements between partners, beneficial owners or consortium members which may impact the Fund’s ability to realize its investment. In addition, investments in which the Fund invests that are secured by real property, equipment, or other assets may result in the Fund holding such assets directly as a result of a default of such borrowers, requiring the Fund to hold, manage and dispose of such assets directly. The consideration of these investment opportunities and management and disposition of such assets may require specialized expertise not held by BSP and may involve different or additional regulatory requirements or risks and as such represent additional risk to the Fund and its investors. There is no guarantee that any such investments will ultimately be realized as anticipated by BSP, or at the value or on the time frame in which BSP anticipates.
Loan origination involves a number of particular risks that may not exist in the case of secondary debt purchases.
The Fund intends to seek to originate certain investments. When originating loans, BSP will generally have to rely more on its own resources and assessments to conduct due diligence of the borrower, which may be different or more limited than the diligence conducted for a broadly syndicated transaction involving an underwriter. Originators of loans may be entitled to certain rights and fees not available to secondary purchasers of loans. Loan origination may involve additional regulatory risks and expenses, given the requirement to hold a license for certain types of lending in some jurisdictions, which may be applicable to the Fund, BSP or their affiliates. Loan origination may involve additional regulatory risks given the requirement to hold a license for certain types of lending in some jurisdictions or additional disclosure requirements. In certain circumstances, originators of a loan may be subject to risks as an originator if the Fund has sold a participation to other persons.
Our portfolio companies may incur debt that ranks equally with, or senior to, the Fund’s investments in such companies.
The investment portfolio will primarily consist of privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans and, to a lesser extent, broadly syndicated corporate loans and high yield corporate bonds. Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
Even though we intend to generally structure our directly-originated investments as senior loans, if one of our portfolio companies were to go bankrupt, depending on the facts and circumstances, including the extent to which we actually provided managerial assistance to that portfolio company, a bankruptcy court might recharacterize our debt investment and subordinate all or a portion of our claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, our legal rights may be subordinated to other creditors.
We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower. A number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories. Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
Holders of structured products bear the risks, including credit risk, of the underlying investments, index or reference obligation and are subject to prepayment and counterparty risks.
The Fund may invest in structured products, consisting of CLOs and credit-linked notes. CLOs and structured products are generally backed by an asset or a pool of assets (often senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral.
In some instances, such as in the case of most CLOs, structured products are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Certain structured products may be thinly traded or have a limited trading market. CLOs and credit-linked notes are typically privately offered and sold. Structured products, and particularly subordinated interests thereof, are less liquid than many other types of securities and may be more volatile than the underlying assets. As a result, investments in CLOs and credit-linked notes may be subject to liquidity risk and may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that investments in CLO equity and junior debt tranches will likely be subordinate to other senior classes of CLO debt; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
In addition, changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Further, the performance of a CLO or other structured products will be affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Second priority liens on collateral securing the Fund’s loans may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and us.
A portion of our loans are secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by us under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before we receive anything. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors.
There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against our remaining assets, if any.
The rights we may have with respect to the collateral securing the loans we make to our portfolio companies with more senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
The Fund may invest in unsecured loans, which are not secured by collateral.
In the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a loss of investment to the Fund. Because unsecured loans are lower in priority of payment to secured loans, they are subject to the additional risk that the cash flow of the borrower may be insufficient to meet scheduled payments after giving effect to the secured obligations of the borrower. Unsecured loans generally have greater price volatility than secured loans and may be less liquid.

The Fund may invest in high yield debt, a substantial portion of which may be rated below investment grade by one or more nationally recognized statistical rating organizations or which may be unrated but of comparable credit quality to obligations rated below investment grade, and have greater credit and liquidity risk than more highly rated debt obligations.
High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity
ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Certain of these securities may not be publicly traded, and, therefore, it may be difficult to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often less liquid than higher rated securities.
High yield debt is often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. High yield debt has historically experienced greater default rates than has been the case for investment-grade securities. The Fund may also invest in equity securities issued by entities with unrated or below investment-grade debt.
High yield debt may also be in the form of
zero-coupon
or deferred interest bonds, which are bonds which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon
bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in the interest rates than bonds that that provide for regular payments of interest.
The Fund may make investments whose capital structures have significant leverage.
Such investments are inherently more sensitive to declines in revenues and asset values and to increases in expenses and interest rates. The leveraged capital structure of such investments will increase the exposure of the investments to adverse economic factors such as downturns in the economy or deterioration in the condition of the investment, its underlying assets or its industry. Additionally, depending on the level in the capital structure in which the Fund acquires investments, the Fund may be subject to a greater risk of loss than if it acquires securities higher in a capital structure.
We generally will not control the Fund’s portfolio companies.
We generally will not control our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded
companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.

We may lose money on our investments in equity securities.
We expect to make selected equity investments, such as direct equity investments, including controlling investments, warrants or other equity securities. In addition, when we invest in first and second lien senior loans or mezzanine debt, we may acquire warrants to purchase equity securities. Our goal is ultimately to dispose of these equity interests and realize gains upon our disposition of such interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
Inflation and supply chain risk could adversely impact our portfolio companies and our results of our operations.
Economic activity has continued to accelerate across sectors and regions. Nevertheless, due to global supply chain issues and geopolitical events, including the outbreak of global or regional conflicts (such as those in the Middle East and Eastern Europe), a rise in energy prices and strong consumer demand as economies continue to reopen, inflation is showing signs of acceleration in the U.S. and globally.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
We may experience consequences resulting from the general risks associated with Derivatives.
Although the Fund does not expect investments in Derivatives to represent a significant component of its portfolio initially, the Fund may use Derivatives including, in particular, swaps (including, total return swaps), synthetic collateralized loan obligations, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, Derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a Derivative for speculative purposes, which the Fund does not initially intend to do, the Fund will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative’s cost. The use of Derivatives may involve substantial leverage. The use of Derivatives may subject the Fund to the following risks, including but not limited to:

•
Credit
risk-the
risk that the counterparty in a Derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar Derivative will not be able to honor its financial obligations. Certain participants in the Derivatives market, including larger financial institutions, have recently experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a Derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Currency risk-the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Leverage
risk-the
risk associated with certain types of Derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity
risk-the
risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. This risk is heightened to the extent the Fund engages in OTC Derivative transactions.

•
Correlation
risk-the
risk that changes in the value of a Derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market, security or loan to which the Fund seeks exposure.

•
Index
risk-if
the Derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the Derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Regulatory risk-various legislative and regulatory initiatives may impact the availability, liquidity and cost of Derivatives, including potentially limiting or restricting the ability of the Fund to use certain Derivatives or certain counterparties as a part of its investment strategy, increasing the costs of using these instruments or making these instruments less effective.

•
Counterparty risk- if a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund.

If we utilize certain classes of Derivatives, we will be required to comply with Rule
18f-4.
Under Rule
18f-4
of the 1940 Act, registered investment companies that make significant use of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) are required to operate subject to a value-at-risk
leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
Terrorist attacks, acts of war, global or regional conflicts (such as those in the Middle East and Eastern Europe), natural disasters, outbreaks or pandemics may impact the Fund’s portfolio companies and harm the Fund’s business, operating results and financial condition.
Terrorist acts, acts of war, global or regional conflicts (such as those in the Middle East and Eastern Europe), natural disasters, disease outbreaks, pandemics or other similar events may disrupt our operations, as well as the operations of our portfolio companies. Such acts have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Future terrorist activities, military or security operations, natural disasters, disease outbreaks, pandemics or other similar events could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact our portfolio companies and, in turn, could have a material adverse impact on our business, operating results and financial condition. Losses from terrorist attacks and natural disasters are generally uninsurable.
Special situation investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than risks of investing in public companies that may be at a later stage of development.
We may invest in companies undergoing work-outs, liquidations, reorganizations, bankruptcies, insolvencies or other fundamental changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities the value of which will be less than the purchase price to the Fund of the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, we may be required to sell our investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable bankruptcy, insolvency or securities laws; and (iv) the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which we intend to invest, there is a potential risk of loss by us of our entire investment in such companies.
Economic recessions or downturns could impair the Fund’s portfolio companies and harm the Fund’s operating results.
Many of the portfolio companies in which we may invest may be susceptible to economic slowdowns or recessions and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured or second lien secured loans. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and harm our operating results.
In addition, while we believe that these conditions also afford attractive opportunities to make investments, future financial market uncertainty could lead to further financial market disruptions and could further adversely impact our ability to obtain financing and the value of our investments.
Defaults by the Fund’s portfolio companies will harm the Fund’s operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.
We intend to invest in corporate debt of middle market companies, including privately-held companies. Investments in private companies pose certain incremental risks as compared to investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress. Second, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. Finally, little public information generally exists about private companies. Further, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of BSP to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns.
While middle market companies may have potential for rapid growth, they often involve higher risks. Middle market companies have more limited financial resources than larger companies and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. Middle market companies also typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Less publicly available information may be available about these companies and they may not be subject to the financial and other reporting requirements applicable to public companies. They are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Middle market companies may also have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. They may also have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. Middle market loans may also be subject to greater illiquidity if they are privately negotiated or syndicated in comparison to publicly traded instruments or, if such instruments are publicly traded, there may be smaller relative trading volumes.
The Fund may invest a portion of its investments in loans originated by banks and other financial institutions which pose certain risks.
The loans in which the Fund invests may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. Purchasers of bank loans are predominantly commercial banks, investment funds and investment banks. As secondary market trading volumes for bank loans increase, new bank loans are frequently adopting standardized documentation to facilitate loan trading which should improve market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity, that current levels of liquidity will persist and that the market will not experience periods of significant illiquidity in the future. In addition, the Fund may make investments in stressed or distressed bank loans which are often less liquid than performing bank loans.

The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation. The settlement process for the purchase of bank loans can take several days and, in certain instances, several weeks longer than a bond trade. The longer a trade is outstanding between the counterparties, the higher the possible risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.
The disposition of the Fund’s investments may result in contingent liabilities.
A significant portion of our investments involve private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of payments previously paid to us.
The lack of liquidity in the Fund’s investments may adversely affect the Fund’s business.
We invest in companies whose securities are typically not publicly traded, and whose securities will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. As a result, we do not expect to achieve liquidity in our investments in the near-term. We expect that our investments will generally be subject to contractual or legal restrictions on resale or are otherwise illiquid because there is usually no established trading market for such investments. The illiquidity of most of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses. With respect to our investments in investment funds that calculate a NAV per share, there can be no assurance that we will be able to sell such investments at a price equal to its NAV per share and we may ultimately sell such investments at discount to its NAV per share.
Due to the illiquid nature of certain positions which the Fund is expected to acquire, as well as the uncertainties of the reorganization and active management process, BSP is unable to predict with confidence what the exit strategy will ultimately be for any given position, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.
Prepayments of the Fund’s debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid, and we could experience significant delays in reinvesting these amounts. Alternative future investments in new portfolio companies may also be at lower yields than the debt that was repaid and will, in any case, require additional BSP time. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
We may not have the funds or ability to make additional investments in the Fund’s portfolio companies, which may have a negative impact on a portfolio company and us.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on
investments. Any decisions not to make a
follow-on
investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.
In the event that the Fund acquires fixed income securities and/or other instruments that are publicly traded, the Fund will be subject to certain inherent risks.
In some circumstances, the Fund may be unable to obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated debt investments. Moreover, the Fund may not have the same access to information in connection with investments in public instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated debt investment.
The Fund may invest in convertible securities, which are subject to certain risks.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
The value of the real estate underlying the mortgage loans in which the Fund may invest is subject to market conditions.
Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in real estate values increase the probability of default on the mortgage loans, as the incentive of the borrower to retain equity in the property declines. Loans may become nonperforming for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the property is unable to generate sufficient income to meet its debt service payments), the property is poorly managed, or because the mortgaged property has a high vacancy rate, has not been fully completed or is in need of rehabilitation. Such non-performing
loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, and a substantial write-down of the principal of the loan.
Of paramount concern in the purchase of certificates representing interests in loans secured by real estate is the possibility of material misrepresentation or omission on the part of the borrower or seller. Such inaccuracy or incompleteness may adversely affect the valuation of the real estate underlying the loans or may adversely affect the ability of the lender to perfect or effectuate a lien on the real estate or other collateral securing the loan. Under certain circumstances, payments to the Fund may be reclaimed if such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Under environmental laws, owners of property may be liable for the clean-up
and removal of hazardous substances even where the owner was not responsible for placing the hazardous substances on the property or where the property was contaminated prior to the time the owner took title. The kinds of hazardous substances for which liability may be incurred include, inter alia, chemicals and other materials commonly used by small businesses and manufacturing operations. The costs of removal and clean-up
of hazardous substances and wastes can be extremely expensive and, in some cases, can exceed the value of a property. In addition, the presence of hazardous substances may adversely affect an owner’s ability to sell real estate or borrow using real estate as collateral. To the extent that an owner of an underlying property becomes liable for removal costs, the ability of the owner to make debt payments may be reduced, which in turn may materially adversely affect the value of the relevant instruments held by the Fund. Similarly, real estate is subject to loss due to special hazards such as floods, earthquakes and hurricanes. It may be impractical or impossible to fully insure against such hazards.
There is a risk of material misrepresentation or omission on the part of the borrower.
Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on any collateral securing the loan. The Fund cannot guarantee the accuracy or completeness of representations made by and information provided by borrowers.
Certain
non-U.S.
investments involve risks and special considerations not typically associated with U.S. investments, and investing outside the U.S. may involve greater risks than investing in the U.S.
These risks include, but are not limited to: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; (iii) the difficulty of enforcing legal rights in a
non-U.S.
jurisdiction and uncertainties as to the status, interpretation and application of laws; (iv) different accounting, auditing and financial reporting standards, practices and requirements compared to those applicable to U.S. companies; (v) fluctuations in currency exchange rates; (vi) the risk of nationalization or expropriation of assets or confiscatory taxation; (vii) social, economic and political uncertainty, including war and revolution; (viii) dependence on exports and the corresponding importance of international trade; (ix) greater price fluctuations and market volatility, (x) less liquidity and smaller capitalization of securities markets; (xi) higher rates of inflation; (xii) controls on, and changes in controls on,
non-U.S.
investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (xiii) less extensive regulation of the securities markets; (xiv) longer settlement periods for securities transactions; and (xv) less developed corporate laws regarding fiduciary duties and the protection of investors.
Non-U.S.
markets may be smaller, less liquid, and subject to greater influence by adverse events generally affecting the market. Brokerage commissions and other transaction costs on securities exchanges in
non-U.S.
countries are generally higher than in the United States.
Non-U.S.
securities settlements may in some instances be subject to delays and related administrative uncertainties. In some countries there are restrictions on investments or investors such that the only practicable way for the Fund to invest in such markets is by entering into swaps or other derivative transactions with its prime brokers or others. Such transactions involve counterparty risks which are not present in the case of direct investments and which may not be controllable by BSP.
Investments or liabilities of the Fund may be denominated in currencies other than the U.S. dollar, and hence the value of such investments, or the amount of such liabilities, will depend in part on the relative strength of the U.S. dollar.
The Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and the level of gains and losses realized on the sale of securities. The rates of exchange between the U.S. dollar and other currencies are affected by many factors, including forces of supply and demand in the foreign exchange markets. These rates are also affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.
The Fund is not obligated to engage in any currency hedging operations, and there can be no assurance as to the success of any hedging operations that the Fund may implement. To the extent the Fund enters into currency hedging operations, the Fund may incur costs related to such hedging arrangements, which may be undertaken in exchange-traded or over-the-counter
contexts, including futures, forwards, swaps, options and other instruments. See
“Derivatives,” “Swap Contracts”
and
“Hedging Transactions”
for more information.
Risk Related to Investments in Our Shares
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts, if any, in our annual taxable income, instead of upon disposition, as electing not to do so could potentially limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the Annual Distribution Requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The share repurchase program may harm the Fund’s investment performance and the Fund may not be able to repurchase all the Shares a Shareholder tenders.
The Fund is an “interval fund” and, to provide limited liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV per Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.
See “Repurchase of Shares.”
You may receive Shares as distributions which could result in adverse tax consequences to you.
In order to satisfy the Annual Distribution Requirement applicable to RICs, we may have the ability to declare a large portion of a distribution in Shares instead of in cash, provided that Shareholders have the right to elect to receive their distribution in cash. As long as a portion of such distribution is payable in cash (which portion can be as low as 20% based on certain rulings by the IRS) and certain requirements are met, the entire distribution to the extent of our current and accumulated earnings and profits would be a dividend for U.S. federal income tax purposes. If too many Shareholders elect to receive their distributions in cash, each Shareholder electing to receive his/her distribution in cash would receive a pro rata portion of his/her distribution in cash and the remaining portion of the distribution would be paid in Shares. As a result, a Shareholder would be taxed on the entire distribution in the same manner as a cash distribution, even though a portion of the distribution was paid in Shares, and a Shareholder may be required to pay tax with respect to such dividends in excess of any cash received. If a Shareholder sells the Shares it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our Shares at the time of the sale. Furthermore, with respect to
non-U.S.
Shareholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock. In addition, if a significant number of our Shareholders determine to sell Shares in order to pay taxes owed on dividends, then such sales may put downward pressure on the trading price of our Shares.
An investment in the Shares by a
non-U.S.
Shareholder may have adverse tax consequences.
Whether an investment in the Shares is appropriate for a
non-U.S.
Shareholder will depend upon that person’s particular circumstances. Among other things, a
non-U.S.
Shareholder, under certain circumstances, may be subject to withholding of U.S. federal income tax at a rate of 30% (or lower rate provided by an applicable treaty); required to file U.S. income taxes to receive a tax credit or tax refund of overpayments of taxes; subject to U.S. income tax at graduated rates or to a branch profits on our distributions; subject to certain reporting requirements, disclosure requirements, and withholding taxes under the Foreign Account Tax Compliance Act and other laws; and subject to certain rules regarding foreign tax credits.
Non-U.S.
persons should consult their tax advisors with respect to U.S. federal income tax and withholding tax, and state, local and
non-U.S.
tax consequences of an investment in our Shares.

Effects of Leverage [Text Block]
LEVERAGE
The Fund may use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions). The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage. Under the 1940 Act, the Fund may borrow in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the Preferred Shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. The use of leverage creates an opportunity for increased investment returns, but also creates risks for the holders of Shares.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by one or more lenders or by guidelines of one or more rating agencies, which may issue ratings for any short-term debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act.

Effects of Leverage, Purpose [Text Block]		The Fund may use leverage to seek to achieve its investment objective or for liquidity (i.e., to finance the repurchase of Shares and/or bridge the financing of Fund investments pending the acceptance of funds from investor subscriptions). The Fund’s use of leverage may increase or decrease from time to time in its discretion and the Fund may, in the future, determine not to use leverage. Under the 1940 Act, the Fund may borrow in an aggregate amount of up to approximately 33 1/3% of the Fund’s total assets less all liabilities and indebtedness not represented by senior securities (for these purposes, “total net assets”) immediately after such borrowings. Furthermore, the Fund may use leverage through the issuance of preferred shares in an aggregate amount of liquidation preference attributable to the Preferred Shares combined with the aggregate amount of any borrowings of up to approximately 50% of the Fund’s total net assets immediately after such issuance. Currently, the Fund has no intention to issue preferred shares. The use of leverage creates an opportunity for increased investment returns, but also creates risks for the holders of Shares.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
The following table shows the amounts of Shares that have been authorized and outstanding as of September 10, 2025:

Share Class	Amount Authorized	Amount Outstanding
Class S Shares	Unlimited	0
Class D Shares	Unlimited	0
Class M Shares	Unlimited	0
Class I Shares	Unlimited	0
Class R6 Shares	Unlimited	8,622,025.82
There is currently no market for the Shares, and the Fund does not expect that a market for the Shares will develop in the foreseeable future.

Risks Related to the Current Environment [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Current Environment
Global economic, political and market conditions may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
The U.S. and global capital markets have, from time to time, experienced periods of disruption characterized by the freezing of available credit, a lack of liquidity in the debt capital markets, significant losses in the principal value of investments, the re-pricing
of credit risk in the broadly syndicated credit market, the failure of major financial institutions and general volatility in the financial markets. During these periods of disruption, general economic conditions deteriorated with material and adverse consequences for the broader financial and credit markets, and the availability of debt and equity capital for the market as a whole, and financial services firms in particular, was reduced significantly. These conditions may reoccur for a prolonged period of time or materially worsen in the future. We may in the future have difficulty accessing debt and equity capital markets, and a severe disruption in the global financial markets, deterioration in credit and financing conditions or uncertainty regarding U.S. government spending and deficit levels or other global economic conditions could have a material adverse effect on our business, financial condition and results of operations.
Political, social and economic uncertainty creates and exacerbates risks to us and certain of our portfolio companies.
Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur will create uncertainty and have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and its investments are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.
Uncertainty can result in or coincide with, among other things: increased volatility in the financial markets for securities, derivatives, loans, credit and currency; a decrease in the reliability of market prices and difficulty in valuing assets (including portfolio company assets); greater fluctuations in spreads on debt investments and currency exchange rates; increased risk of default (by both government and private obligors and issuers); further social, economic, and political instability, including global or regional conflicts; nationalization of private enterprise; greater governmental involvement in the economy or in social factors that impact the economy; changes to governmental regulation and supervision of the loan, securities, derivatives and currency markets and market participants and decreased or revised monitoring of such markets by governments or self-regulatory organizations and reduced enforcement of regulations; limitations on the activities of investors in such markets; controls or restrictions on foreign investment, capital controls and limitations on repatriation of invested capital; the significant loss of liquidity and the inability to purchase, sell and otherwise fund investments or settle transactions (including, but not limited to, a market freeze); unavailability of currency hedging techniques; substantial, and in some periods extremely high rates of inflation, which can last many years and have substantial negative effects on credit and securities markets as well as the economy as a whole; recessions; and difficulties in obtaining and/or enforcing legal judgments.

In addition, disruptions in the capital markets caused by the rising interest rate environment and fears of a recession have increased the spread between the yields realized on risk-free and higher risk securities, resulting in illiquidity in parts of the capital markets. These and future market disruptions and/or illiquidity can be expected to have an adverse effect on our business, financial condition, results of operations and cash flows. Unfavorable economic conditions also would be expected to increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments.
Furthermore, the current U.S. political environment is volatile and has increased uncertainty regarding future political, legislative, regulatory or administrative changes that may impact the Manager, the Fund or its investors or the Fund’s investments. Any such changes could impact the laws and regulations applicable to the Manager, the Fund or the Fund’s investments. Significant uncertainty remains in the market regarding the consequences of the current U.S. political environment, and the range and potential implications of possible political, regulatory, economic and market outcomes are difficult to predict. Uncertainty regarding the consequences of the current U.S. political environment may have an adverse effect or may cause volatility in the U.S. or global economies and currency and financial markets in the short or long term, as well as the values of the Fund’s investments and the Fund’s ability to execute its investment strategy or the financial prospects of its investments. While certain of such changes could beneficially impact the Fund or certain investments, other changes could adversely impact the Manager, the Fund or its investors or the Fund’s investments.
The capital markets are currently in a period of disruption and economic uncertainty. Such market conditions have adversely affected debt and equity capital markets, which have had, and may continue to have, a negative impact on our business and operations.
The U.S. capital markets have experienced extreme disruption. Such disruptions have been evidenced by volatility in global stock markets as a result of, among other things, inflation and fears of a global recession. Despite actions of the U.S. federal government and foreign governments, these events have contributed to worsening general economic conditions that are materially and adversely impacting broader financial and credit markets and reducing the availability of debt and equity capital for the market as a whole.
Significant changes or volatility in the capital markets may negatively affect the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan to hold an investment to maturity). Our valuations, and particularly valuations of private investments and private companies, are inherently uncertain, fluctuate over short periods of time and are often based on estimates, comparisons and qualitative evaluations of private information that may not reflect the full impact of the current economic environment. Any public health emergency, including an outbreak of existing or new epidemic diseases, or the threat thereof, and the resulting financial and economic market uncertainty could have a significant adverse impact on us and the fair value of our investments and our portfolio companies.
Significant changes in the capital markets, such as the disruption in economic activity caused by rising interest rates, have limited, and could continue to limit, our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments. Additionally, the disruption in economic activity caused by rising interest rates and a potential global recession has had, and may continue to have, a negative effect on the potential for liquidity events involving our investments. The illiquidity of our investments may make it difficult for us to sell such investments to access capital, if required. As a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them to increase our liquidity. An inability on our part to raise incremental capital, and any required sale of all or a portion of our investments as a result, could have a material adverse effect on our business, financial condition or results of operations.

Further, current market conditions may make it difficult to raise equity capital, extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms. Any failure to do so could have a material adverse effect on our business. The debt capital available to us in the future, if available at all, may bear a higher interest rate and may be available only on terms and conditions less favorable than those of our existing debt. Such debt may need to be incurred in a rising interest rate environment. If we are unable to raise new debt or refinance our existing debt, then our equity investors will not benefit from the potential for increased returns on equity resulting from leverage, and we may be unable to make new commitments or to fund existing commitments to our portfolio companies. Any inability to extend the maturity of or refinance our existing debt or obtain new debt could have a material adverse effect on our business, financial condition or results of operations.
Future disruptions or instability in capital markets could negatively impact the Fund’s ability to raise capital, and have a material adverse effect on the Fund’s business, financial condition and results of operations.
From time to time, the global capital markets may experience periods of disruption and instability, which could materially and adversely impact the broader financial and credit markets and reduce the availability to us of debt and equity capital. For example, between 2008 and 2009, instability in the global capital markets resulted in disruptions in liquidity in the debt capital markets, significant write-offs in the financial services sector, the repricing of credit risk in the broadly syndicated credit market and the failure of major domestic and international financial institutions. In particular, the financial services sector was negatively impacted by significant write-offs as the value of the assets held by financial firms declined, impairing their capital positions and abilities to lend and invest. We believe that such value declines were exacerbated by widespread forced liquidations as leveraged holders of financial assets, faced with declining prices, were compelled to sell to meet margin requirements and maintain compliance with applicable capital standards. Such forced liquidations also impaired or eliminated many investors and investment vehicles, leading to a decline in the supply of capital for investment and depressed pricing levels for many assets. These events significantly diminished overall confidence in the debt and equity markets, engendered unprecedented declines in the values of certain assets, caused extreme economic uncertainty and significantly reduced the availability of debt and equity capital for the market as a whole and financial services firms in particular. While market conditions have experienced relative stability in recent years, there have been continuing periods of volatility and there can be no assurance that adverse market conditions will not repeat themselves in the future.
Future volatility and dislocation in the capital markets could create a challenging environment in which to raise or access capital. For example, the re-appearance
of market conditions similar to those experienced from 2008 through 2009 for any substantial length of time could make it difficult to extend the maturity of or refinance our existing indebtedness or obtain new indebtedness with similar terms. Significant changes or volatility in the capital markets may also have a negative effect on the valuations of our investments. While most of our investments are not publicly traded, applicable accounting standards require us to assume as part of our valuation process that our investments are sold in a principal market to market participants (even if we plan on holding an investment through its maturity) and impairments of the market values or fair market values of our investments, even if unrealized, must be reflected in our consolidated financial statements for the applicable period, which could result in significant reductions to our NAV for the period. Thus, the illiquidity of our investments may make it difficult for us to sell such investments to access capital if required, and as a result, we could realize significantly less than the value at which we have recorded our investments if we were required to sell them for liquidity purposes.
Uncertainty with respect to the financial stability of the United States and several countries in the European Union could have a significant adverse effect on the Fund’s business, financial condition and results of operations.
U.S. debt ceiling and budget deficit concerns have increased the possibility of credit-rating downgrades or a recession in the United States. U.S. lawmakers have passed legislation to raise the federal debt ceiling on multiple occasions. Uncertainty regarding the status of negotiations in the U.S. government to increase the statutory debt ceiling could increase the risk that the U.S. government may default on payments on certain U.S. government securities, cause the credit rating of the U.S. government to be downgraded.
The impact of the increased debt ceiling and/or downgrades to the U.S. government’s sovereign credit rating or its perceived creditworthiness could adversely affect the U.S. and global financial markets and economic conditions. Absent further quantitative easing by the Federal Reserve, these developments could cause interest rates and borrowing costs to rise, which may negatively impact our ability to access the debt markets on favorable terms. In addition, disagreement over the federal budget has caused the U.S. federal government to shut down for periods of time, and may lead to additional shutdowns in the future. Continued adverse political and economic conditions could have a material adverse effect on our business, financial condition and results of operations.
We are subject to risks associated with changes in interest rates.
General interest rate fluctuations may have a substantial negative impact on our investments and our investment returns and, accordingly, may have a material adverse effect on our investment objective and our net investment income.
In an effort to combat inflation, the U.S. Federal Reserve has increased the federal funds rate. Because we currently incur indebtedness to fund our investments, a portion of our income depends upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. To the extent our investments have fixed interest rates or have interest rate floors that are higher than the floor on, or interest rates that “reset” less frequently than, any secured credit facilities we may enter into, increases in interest rates can lead to interest rate compression and have a material adverse effect on our net investment income. In addition to increasing the cost of borrowed funds, which may materially reduce our net investment income, rising interest rates may also adversely affect our ability to obtain additional debt financing on terms as favorable as under our current debt financings, or at all.
In a rising interest rate environment, there is a risk that the portfolio companies in which we hold floating rate securities will be unable to pay escalating interest amounts, which could result in a default under their loan documents with us. Rising interests rates could also cause portfolio companies to shift cash from other productive uses to the payment of interest, which may have a material adverse effect on their business and operations and could, over time, lead to increased defaults on our investments in such portfolio companies. In addition, increasing payment obligations under floating rate loans may cause borrowers to refinance or otherwise repay our loans earlier than they otherwise would, requiring us to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans. In addition, rising interest rates may increase pressure on us to provide fixed rate loans to our portfolio companies, which could adversely affect our net investment income, as increases in our cost of borrowed funds would not be accompanied by increased interest income from such fixed-rate investments.
We may hedge against interest rate fluctuations by using hedging instruments such as caps, swaps, futures, options and forward contracts, subject to applicable legal requirements, including all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. These activities may limit our ability to benefit from lower interest rates with respect to the hedged portfolio. Adverse developments resulting from changes in interest rates or hedging transactions or any adverse developments from our use of hedging instruments could have a material adverse effect on our business, financial condition and results of operations. In addition, we may be unable to enter into appropriate hedging transactions when desired and any hedging transactions we enter into may not be effective.

The ongoing armed conflicts in Eastern Europe and the Middle East may have a material adverse impact on us and our portfolio companies.
The ongoing Russian invasion of Ukraine, along with the continuing hostilities between Israel and Hamas could have a negative impact on the economy and business activity globally (including in the countries in which we invest), and therefore could adversely affect the performance of our investments. The ongoing conflicts in Eastern Europe and the Middle East have led, are currently leading, and for an unknown period of time may continue to lead to disruptions in local, regional, national, and global markets and economies affected thereby. Furthermore, the aforementioned conflicts and the varying involvement of the United States and other NATO countries could preclude prediction as to their ultimate adverse impact on global economic and market conditions, and, as a result, presents material uncertainty and risk with respect to us and the performance of our investments or operations, and our ability to achieve its investment objectives. Additionally, to the extent that third parties, investors, or related customer bases have material operations or assets in such conflict zones, they may have adverse consequences related to the ongoing conflict.

Risks Related to Our Business and Structure [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Business and Structure
The amount of any distributions we pay is uncertain. Our distributions to our Shareholders may exceed our earnings. Therefore, portions of the distributions that we pay may represent a return of capital to you which will lower your tax basis in your shares and reduce the amount of funds we have for investment in targeted assets. A return of capital is a return of your initial investment in the Fund rather than earnings or gains derived from our investment activities. We may not be able to pay you distributions, and our distributions may not grow over time.
The Fund cannot assure investors that the Fund will achieve investment results that allows the Fund to make a specified level of cash distributions or year-to-year
increases in cash distributions. All distributions will be paid at the discretion of the Board and may depend on the Fund’s earnings, the Fund’s net investment income, the Fund’s financial condition, maintenance of the Fund and the Fund’s RIC status, compliance with applicable regulations and such other factors as the Board may deem relevant from time to time.
In the event that the Fund encounters delays in locating suitable investment opportunities, all or a substantial portion of the Fund’s distributions may constitute a return of capital to Shareholders. A return of capital generally is a return of a Shareholder’s investment, rather than a return of earnings or gains derived from the Fund’s investment activities, and generally results in a reduction of the Shareholder’s tax basis in the Shares. To the extent that the Fund pays distributions that constitute a return of capital for U.S. federal income tax purposes, a Shareholder’s tax basis in his or her Shares will be lowered. As a result from such reduction in tax basis, Shareholders may be subject to tax in connection with the sale of Shares, even if such Shares are sold at a loss relative to the Shareholder’s original investment.
Price declines in the large corporate leveraged loan market may adversely affect the fair value of debt securities we hold, reducing the Fund’s NAV through increased net unrealized depreciation.
Prior to the onset of the global financial crisis, CLOs, a type of leveraged investment vehicle holding corporate loans, hedge funds and other highly leveraged investment vehicles, comprised a substantial portion of the market for purchasing and holding senior secured and second lien secured loans. As the secondary market pricing of the loans underlying these portfolios deteriorated during the fourth quarter of 2008, it is our understanding that many investors, as a result of their generally high degrees of leverage, were forced to raise cash by selling their interests in performing loans in order to satisfy margin requirements or the equivalent of margin requirements imposed by their lenders. This resulted in a forced deleveraging cycle of price declines, compulsory sales, and further price declines, with widespread redemption requests and other constraints resulting from the credit crisis generating further selling pressure. While prices have appreciated measurably in recent years, conditions in the large corporate leveraged loan market may experience similar disruptions or distortions in the future, which may cause pricing levels to decline similarly or be volatile. As a result, we may suffer unrealized depreciation and could incur realized losses in connection with the sale of debt securities we hold, which could have a material adverse impact on our business, financial condition and results of operations.
Our ability to achieve the Fund’s investment objective depends on BSP’s and its affiliates’ ability to manage and support our investment process. If BSP were to lose any members of its senior management team, our ability to achieve our investment objective could be significantly harmed.
We are externally managed and depend upon the investment expertise, diligence, skill and network of business contacts of our BSP. We also depend, to a significant extent, on our BSP’s access to the investment professionals and the information and deal flow generated by such investment professionals in the course of its investment and portfolio management activities. BSP evaluates, negotiates, structures, closes, monitors and services our investments. Our success depends to a significant extent on the continued service and coordination of BSP, including its key professionals. The departure of a significant number of BSP’s or its affiliates’ key professionals could have a materially adverse effect on our ability to achieve our investment objective. Additionally, changes in ownership or management practices, the occurrence of adverse events affecting BSP or its affiliates or other companies advised by BSP and its affiliates could create adverse publicity and adversely affect us and our relationship with investment banks, business brokers, loan syndication and trading desks and other investment counterparties. In addition, we can offer no assurance that BSP will remain our investment adviser or that we will continue to have access to BSP’s or its affiliates’ investment professionals or their information and deal flow.
Because the Fund’s business model depends to a significant extent upon relationships with investment banks, business brokers, loan syndication and trading desks, and commercial banks, the inability of our Manager and BSP to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
The services provided by our Manager and BSP depend on its relationship with private equity firms, investment banks, business brokers, loan syndication and trading desks, and commercial banks, and we rely to a significant extent upon these relationships for potential investment opportunities. If our Manager or BSP fail to maintain its existing relationships or develop new relationships with other sponsors or sources of investment opportunities, we will not be able to grow our investment portfolio. In addition, individuals with whom our Manager’s and BSP’s professionals have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us.
We may face increasing competition for investment opportunities, which could delay deployment of our capital, reduce returns and result in losses.
The Fund competes for investments with other
closed-end
funds and investment funds (including private equity firms and mezzanine funds), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, also make investments in middle market private U.S. companies. As a result of these new entrants, competition for investment opportunities in private U.S. companies may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments, which allow them to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, terms and structure, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. We believe a significant part of our competitive advantage stems from the fact that the market for investments in private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on us as a closed-end
fund.
A significant portion of the Fund’s investment portfolio is recorded at fair value as determined in good faith by our Manager and, as a result, there is and will be uncertainty as to the value of our portfolio investments.
Under the 1940 Act, we are required to carry our portfolio investments at market value or, if there are no readily available market quotations, at fair value, as determined by our Manager, as valuation designee, subject to oversight by the Board. However, the majority of our investments are not publicly traded or actively traded on a secondary market. As a result, we value these securities quarterly at fair value as determined in good faith by our Board.
The determination of fair value, and thus the amount of unrealized losses we may incur in any year, is to a degree subjective, and our Manager has a conflict of interest in making this determination. We expect our Manager to value our securities quarterly at fair value and at such other times as may be required to comply with the requirements of the 1940 Act. Our Manager may utilize the services of one or more independent third-party valuation firms to aid it in determining the fair value of any securities. The types of factors that may be considered in determining the fair value of our investments include the nature and realizable value of any collateral, the portfolio company’s ability to make payments on indebtedness and its earnings, the markets in which the portfolio company does business, comparison to publicly traded companies, discounted cash flow, current market interest rates and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, the valuations may fluctuate significantly over short periods of time due to changes in current market conditions. The determinations of fair value by our Manager may differ materially from the values that would have been used if an active market and market quotations existed for these investments. Our NAV could be adversely affected if the determinations regarding the fair value of our investments were materially higher than the values that we ultimately realize upon the disposal of such investments. See “Net Asset Valuation.”
We may experience fluctuations in the Fund’s quarterly results.
We may experience fluctuations in our quarterly operating results due to a number of factors, including our ability or inability to make investments in companies that meet our investment criteria, variations in the interest rates on the debt securities we acquire, the level of our expenses, variations in and the timing of the recognition of realized and unrealized gains or losses, the degree to which we encounter competition in our markets and general economic conditions. As a result of these factors, results for any previous period should not be relied upon as being indicative of performance in future periods.
We depend upon information systems, and systems failures could significantly disrupt the Fund’s business, which may, in turn, negatively affect the value of the Fund’s Shares and our ability to pay distributions.
We depend upon the communications and information systems of the Manager, BSP and their affiliates as well as certain other third-party service providers. We, and our third-party service providers, are susceptible to operational and information security risks. While our third-party service providers have procedures in place with respect to information security, their technologies may become the target of cyber-attacks or information security breaches that could result in the unauthorized gathering, monitoring, release, misuse, loss or destruction of our and/or our Shareholders’ confidential and other information, or otherwise disrupt our operations or those of our third-party service providers. Disruptions or failures in the physical infrastructure or operating systems that our third-party service providers, cyber-attacks or security breaches of the networks, systems or devices that our third-party service providers use to service our operations, or disruption or failures in the movement of information between service providers could disrupt and impact the service providers’ and our operations, potentially resulting in financial losses, the inability of our Shareholders to transact business and of us to process transactions, inability to calculate our NAV, misstated or unreliable financial data, violations of applicable privacy and other laws, regulatory fines, penalties, litigation costs, increased insurance premiums, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. Our third-party service providers’ policies and procedures with respect to information security have been established to seek to identify and mitigate the types of risk to which we and our third-party service providers are subject. As with any risk management system, there are inherent limitations to these policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified. There can be no assurance that we or our third-party service providers will not suffer losses relating to information security breaches (including cyber-attacks) or other disruptions to information systems in the future.
Our business could suffer in the event our Manager, BSP or any other party that provides us with services essential to our operations experiences system failures or cyber-incidents or a deficiency in cybersecurity.
Despite system redundancy, the implementation of security measures and the existence of a disaster recovery plan for the internal information technology systems of our Manager, BSP and other parties that provide us with services essential to our operations, these systems are vulnerable to damage from any number of sources, including computer viruses, unauthorized access, energy blackouts, natural disasters, terrorism, war and telecommunication failures. Any system failure or accident that causes interruptions in our operations could result in a material disruption to our business.
A cyber-incident is considered to be any adverse event that threatens the confidentiality, integrity or availability of information resources. More specifically, a cyber-incident is an intentional attack or an unintentional event that can result in third parties gaining unauthorized access to systems to disrupt operations, corrupt data, or steal confidential information. As reliance on technology in our industry has increased, so have the risks posed to the systems of our Manager, BSP and other parties that provide us with services essential to our operations, both internal and those that have been outsourced. In addition, the risk of a cyber-incident, including by computer hackers, foreign governments and cyber terrorists, has generally increased as the number, intensity and sophistication of attempted attacks and intrusions from around the world have increased. Even the most well protected information, networks, systems and facilities remain potentially vulnerable because the techniques used in such attempted attacks and intrusions evolve and generally are not recognized until launched against a target. In some cases such attacks and intrusions are designed not to be detected and, in fact, may not be detected.
The remediation costs and lost revenues experienced by a victim of a cyber-incident may be significant and significant resources may be required to repair system damage, protect against the threat of future security breaches or to alleviate problems caused by any breaches, including reputational harm, loss of revenues and litigation. In addition, a security breach or other significant disruption involving the information technology networks and related systems of our Manager, BSP or any other party that provides us with services essential to our operations could:

•	result in misstated financial reports, violations of loan covenants, missed reporting deadlines;

•	affect our ability to properly monitor our compliance with the rules and regulations regarding our qualification as a RIC;

•
result in the unauthorized access to, and destruction, loss, theft, misappropriation or release of, proprietary, confidential, sensitive or otherwise valuable information, which others could use to compete against us or for disruptive, destructive or otherwise harmful purposes and outcomes;

•	result in liability to us for claims by Shareholders and third-parties;

•	require significant management attention and resources to remedy any damages that result; or

•	adversely impact our reputation among investors.

•
Although our Manager, BSP and other parties that provide us with services essential to our operations intend to continue to implement industry-standard security measures, there can be no assurance that those measures will be sufficient, and any material adverse effect experienced by our Manager, BSP and other parties that provide us with services essential to our operations could, in turn, have an adverse impact on us.

We could potentially be involved in litigation arising out of the Fund’s operations in the normal course of business.
We may, from time to time, be involved in litigation arising out of our operations in the normal course of business or otherwise. Furthermore, third parties may try to seek to impose liability on us in connection with the activities of our portfolio companies. While the outcome of any current legal proceedings cannot at this time be predicted with certainty, we do not expect any current matters will materially affect our financial condition or results of operations; however, there can be no assurance whether any pending legal proceedings will have a material adverse effect on our financial condition or results of operations in any future reporting period.
The Fund may rely upon projections, forecasts or estimates developed by BSP and its affiliates or a company in which the Fund is invested concerning the company’s future performance and cash flow.
Projections, forecasts and estimates are forward-looking statements and are based upon certain assumptions. Actual events are difficult to predict and beyond the Fund’s control. Actual events may differ from those assumed. Some important factors which could cause actual results to differ materially from those in any forward-looking statements include changes in interest rates; loan pricing; leverage levels; loan structures; credit agreement terms; prepayment rates; timing of acquiring additional assets for the Fund; exchange rates or default or recovery rates or timing; mismatches between the timing of accrual and receipt of proceeds from the Fund’s assets; domestic and foreign business, market, financial or legal conditions; differences in the actual allocation of the Fund’s investments among asset groups from that described herein; the degree to which the Fund’s investments are hedged and the effectiveness of such hedges, among others. Accordingly, there can be no assurance that estimated returns or projections can be realized or that actual returns or results will not be materially lower than those estimated therein.
None of the Fund, BSP, their respective affiliates or any other person has any obligation to update or otherwise revise any projections, forecasts or estimates, including any revisions to reflect changes in economic conditions or other circumstances arising after the date of such projections, forecasts or estimates or to reflect the occurrence of unanticipated events, even if the underlying assumptions do not come to fruition.
We may be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
We are classified as
“non-diversified”
under the 1940 Act. As a result, we can invest a greater portion of our assets in obligations of a single issuer than a “diversified” fund. We may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political or regulatory occurrence.
There are significant potential conflicts of interest that could impact the Fund’s investment returns.
We pay a Management Fee to our Manager and reimburse our Manager for certain expenses it incurs on our behalf. BSP received a sub-advisory
fee from the Manager. In addition, investors in our Shares invest on a gross basis and receive distributions on a net basis after expenses, resulting in a lower rate of return than one might achieve through direct investments.
See “Potential Conflicts of Interest” for additional information.

The time and resources that individuals and the executive officers of the Manager or BSP devote to us may be diverted and we may face additional competition due to the fact that neither our Manager, BSP nor their affiliates are prohibited from raising money for or managing another entity that makes the same types of investments that we target.
Affiliates and executive officers of the Manager or BSP currently manage other investment entities and are not prohibited from raising money for and managing future investment entities that make the same types of investments as those we target. As a result, the time and resources that the executive officers and individuals employed by the Manager, BSP and their affiliates devote to us may be diverted, and during times of intense activity in other areas of business, they may devote less time and resources to our business than is necessary or appropriate.
Our ability to enter into transactions with our affiliates is restricted.
The 1940 Act generally prohibits
closed-end
funds from entering into negotiated
co-investments
with affiliates absent an order from the SEC. Unless otherwise provided in the allocation policy, if an investment opportunity is appropriate for both us and other investment funds, the investment opportunity requires more than the price to be negotiated and cannot be effected pursuant to the terms of our exemptive order granted by the SEC, the investment opportunity will be made available to the other investment fund or us on an alternating basis based on the date of closing of each such investment opportunity and each fund’s available capital. As a result, the Manager, BSP and/ or their affiliates may face conflicts in allocating investment opportunities between us and such other entities. Although the Manager, BSP and their affiliates will endeavor to allocate investment opportunities in a fair and equitable manner and consistent with applicable allocation procedures, it is possible that, in the future, we may not be given the opportunity to participate in investments made by investment funds managed by the Manager, BSP or their affiliates.
The Fund expects that a number of open-end investment companies registered under the 1940 Act, and who are managed by affiliates of the Manager or BSP, will purchase Shares. It is possible that one or more of these funds could acquire enough Shares to be presumed to control the Fund for purposes of the 1940 Act. Such a controlling investor could have significant influence on votes requiring Shareholder approval. In addition, the 1940 Act generally prohibits affiliates of a registered investment company from engaging in certain types of transactions with the registered investment company or a company controlled by a registered investment company, absent an exemption. This scenario would limit the types of transactions the Fund could otherwise participate in if it was not controlled by an affiliated registered investment company.
The Fund has received exemptive relief from the SEC that permits it greater flexibility to negotiate the terms of co-investments
if our Board determines that it would be advantageous for us to co-invest
with other accounts sponsored or managed by BSP or its affiliates (“Affiliated Funds”) in a manner consistent with our investment objectives, positions, policies, strategies and restrictions as well as regulatory requirements and other pertinent factors, subject to compliance with certain conditions. Under the terms of this exemptive relief, a “required majority” (as defined in Section 57(o) of the 1940 Act) of our eligible trustees have approved the policies and procedures of the Fund that are reasonably designed to ensure compliance with the terms of the exemptive order and has reviewed the allocation policy and other co-investment policies of BSP. The exemptive order is subject to certain terms and conditions so there can be no assurance that the Fund will be permitted to invest in aggregated transactions alongside certain of the Affiliated Funds other than in the circumstances currently permitted by regulatory guidance and the exemptive order. For example, in certain instances, the Fund’s ability to participate in such negotiated joint transactions alongside Affiliated Funds will require the “required majority” of the Fund’s eligible trustees to make certain conclusions in connection with a co-investment
transaction, including that (1) the terms of the proposed transaction are reasonable and fair to us and our shareholders and do not involve overreaching in respect of us or our shareholders on the part of any person concerned and (2) the transaction is consistent with the interests of our shareholders and is consistent with our investment strategies and policies.

The Fund will be an “Acquired” Fund under Rule 12d1-4
.
The 1940 Act restricts the ability of other registered investment companies and certain other funds to invest in the Fund. The SEC adopted Rule 12d1-4 under the 1940 Act, which provides an exemption to permit acquiring funds that operate as registered investment companies or BDCs to invest in the securities of other registered investment companies or BDCs in excess of the 3-5-10% Limitations, subject to certain conditions. Among other conditions, Rule 12d1-4 prohibits an acquiring fund from acquiring control of another investment company (other than an investment company in the same group of investment companies), including by acquiring more than 25% of its voting securities. In addition, Rule 12d1-4 imposes certain voting requirements when an acquiring fund’s ownership of another investment company exceeds particular thresholds. If shares of a fund are acquired by another investment company, the “acquired” fund may not purchase or otherwise acquire the securities of an investment company or private fund if immediately after such purchase or acquisition, the securities of investment companies and private funds owned by that acquired fund have an aggregate value in excess of 10% of the value of the total assets of the fund, subject to certain exceptions (including exceptions for acquiring funds that are in the same group of investment companies as the Fund). These restrictions may limit the ability of other funds to invest in the Fund to the extent desired.
We may be subject to corporate-level U.S. federal income taxes if we fail to maintain our qualification as a RIC.
To maintain RIC tax treatment under the Code, we must meet the following annual distribution, income source and asset diversification requirements.

•
The annual distribution requirement (the “Annual Distribution Requirement”) for a RIC will be satisfied if we distribute to our Shareholders on an annual basis at least 90% of our investment company taxable income (as defined by the Code and determined without regard to any deduction for dividends paid). We may be subject to corporate-level U.S. federal income tax on any of our undistributed income or gain. Additionally, we will be subject to a 4% nondeductible federal excise tax to the extent that we do not satisfy certain additional minimum distribution requirements on a calendar-year basis. Because we use debt financing, we are subject to an asset coverage ratio requirement under the 1940 Act and may in the future become subject to certain financial covenants under loan and credit agreements that could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. Also, share repurchases could, under certain circumstances, restrict us from making distributions necessary to satisfy the distribution requirements. In such cases, if we are unable to obtain cash from other sources, we could fail to qualify for RIC tax treatment and thus become subject to corporate-level U.S. federal income tax.

•
The income source requirement will be satisfied if at least 90% of our gross income for such tax year consists of dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of shares, securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to our business of investing in such shares, securities or currencies, and net income derived from interests in “qualified publicly-traded partnerships.”

•
The asset diversification requirement will be satisfied if we meet certain asset diversification requirements at the end of each quarter of our taxable year. To satisfy this requirement, (i) at least 50% of the value of our assets must consist of cash, cash equivalents, U.S. government securities, securities of other RICs, and other acceptable securities if such other securities of any one issuer to not represent more than 5% of the value of our assets or more than 10% of the outstanding voting securities of such issuer and (ii) no more than 25% of the value of our assets can be invested in the securities, other than U.S. government securities or securities of other RICs, of one issuer, of two or more issuers that are controlled, as determined under applicable Code rules, by us and that are engaged in the same or similar or related trades or businesses or of certain “qualified publicly traded partnerships.” Failure to meet these requirements may result in us having to dispose of certain investments quickly in order to prevent the loss of RIC status. Because most of our investments will be in private companies, and therefore will be relatively illiquid, any such dispositions could be made at disadvantageous prices and could result in substantial losses.

If we fail to maintain RIC tax treatment for any reason and are subject to corporate-level U.S. federal income tax on all of our income, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions. Even if we qualify as a RIC, we will be required to pay corporate-level U.S. federal income taxes on any income or capital gains that we do not distribute (or are deemed not to be distributed) to Shareholders. We may also be subject to certain U.S. federal excise taxes, as well as state, local and
non-U.S.
taxes.
The Fund may be subject to leverage risk.
The use of leverage creates an opportunity for increased Share gains, but also creates risks for Shareholders. The Fund cannot assure Shareholders that the use of leverage, if employed, will benefit the common shares. Any leveraging strategy the Fund employs may not be successful. Leverage involves risks and special considerations for Shareholders, including:

•	the likelihood of greater volatility of NAV of the Shares than a comparable portfolio without leverage;

•	the risk that fluctuations in interest rates or dividend rates on any leverage that the Fund must pay will reduce the return to Shareholders;

•	the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV of the Shares than if the Fund were not leveraged; and

•	leverage may increase operating costs, which may reduce total return.
Any decline in the NAV of the Fund’s investments will be borne entirely by Shareholders. Therefore, if the market value of the Fund’s portfolio declines, leverage will result in a greater decrease in NAV to Shareholders than if the Fund were not leveraged. While the Fund may from time to time consider reducing any outstanding leverage in response to actual or anticipated changes in interest rates in an effort to mitigate the increased volatility of current income and NAV associated with leverage, there can be no assurance that the Fund will actually reduce any outstanding leverage in the future or that any reduction, if undertaken, will benefit Shareholders. Changes in the future direction of interest rates are very difficult to predict accurately. If the Fund were to reduce any outstanding leverage based on a prediction about future changes to interest rates, and that prediction turned out to be incorrect, the reduction in any outstanding leverage may reduce the income and/or total returns to Shareholders relative to the circumstance where the Fund had not reduced any of its outstanding leverage.
Certain types of leverage used by the Fund may result in the Fund being subject to covenants relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or preferred shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. BSP does not believe that these covenants or guidelines will impede it from managing the Fund’s portfolio in accordance with the Fund’s investment objective and policies.
In addition to the foregoing, the use of leverage treated as indebtedness of the Fund for U.S. federal income tax purposes may reduce the amount of Fund dividends that are otherwise eligible for the dividends received deduction in the hands of corporate Shareholders.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
Our investments in portfolio companies may be risky, and we could lose all or part of the Fund’s investment.
Under normal circumstances, debt investments will represent at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes). We invest primarily in first and second lien senior secured loans and mezzanine debt issued by middle market companies.
First and Second Lien Senior Secured Loans
. When we make senior secured loans, we will generally take a security interest in the available assets of these portfolio companies, including the equity interests of their subsidiaries. We expect this security interest to help mitigate the risk that we will not be repaid. However, there is a risk that the collateral securing our loans may decrease in value over time or lose its entire value, may be difficult to sell in a timely manner, may be difficult to appraise and may fluctuate in value based upon the success of the business and market conditions, including as a result of the inability of the portfolio company to raise additional capital. Also, in some circumstances, our lien could be subordinated to claims of other creditors. In addition, deterioration in a portfolio company’s financial condition and prospects, including its inability to raise additional capital, may be accompanied by deterioration in the value of the collateral for the loan. Finally, applicable bankruptcy laws may adversely impact the timing and methods used by us to liquidate collateral securing our loans, which could adversely affect the collectability of such loans. Similarly, investments in “last out” pieces of unitranche loans will be similar to second lien loans in that such investments will be junior in priority to the “first out” piece of the same unitranche loan with respect to payment of principal, interest and other amounts. Consequently, the fact that a loan is secured does not guarantee that we will receive principal and interest payments according to the loan’s terms, or at all, or that we will be able to collect on the loan should we be forced to enforce our remedies.
Mezzanine Debt
. Our mezzanine debt investments will generally be subordinated to senior loans and will generally be unsecured. This may result in a heightened level of risk and volatility or a loss of principal which could lead to the loss of our entire investment.
These investments may involve additional risks that could adversely affect our investment returns. To the extent interest payments associated with such debt are deferred, including in order to pay amounts owed under senior loans, such debt may be subject to greater fluctuations in valuations, and such debt could subject us and Shareholders to non-cash
income. Since we will not receive any principal repayments prior to the maturity of some of our mezzanine debt investments, such investments will be of greater risk than amortizing loans.
Payment-in-Kind
(“PIK”) Interest Risk.
The Fund may hold investments that result in PIK interest. All things being equal, the deferral associated with PIK interest also increases the loan-to-value
ratio at a compounding rate. The market prices of PIK securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit quality. Because PIK interest results in an increase in the size of the PIK securities held, the Fund’s exposure to potential losses increases when a security pays PIK interest.
More generally, investing in private companies involves a number of significant risks, including that they: (i) may have limited financial resources and may be unable to meet their obligations under their debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of us realizing any guarantees we may have obtained in connection with our investment; (ii) have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) are more likely to depend on the management talents and efforts of a small group of persons so the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on our portfolio company and, in turn, on us; and (iv) generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. In addition, our executive officers and trustees and employees of our Manager or BSP may, in the ordinary course of business, be named as defendants in litigation arising from our investments in the portfolio companies and may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.
To the extent that the Fund invests in original issue discount (“OID”) or PIK instruments and the accretion of OID or PIK interest income constitutes a portion of the Fund’s income, the Fund will be exposed to risks associated with the requirement to include such non-cash income in taxable and accounting income prior to receipt of cash, including the following:

•
the higher interest rates on PIK instruments reflect the payment deferral and increased credit risk associated with these instruments, and PIK instruments generally represent a significantly higher credit risk than coupon loans;

•	OID and PIK instruments may have unreliable valuations because the accruals require judgments about collectability of the deferred payments and the value of any associated collateral;

•
an election to defer PIK interest payments by adding them to the principal on such instruments increases the Fund’s future investment income which increases the Fund’s net assets and, as such, increases the Manager’s future management fees;

•
market prices of PIK instruments and other zero coupon instruments are affected to a greater extent by interest rate changes, and may be more volatile than instruments that pay interest periodically in cash. While PIK instruments are usually less volatile than zero coupon debt instruments, PIK instruments are generally more volatile than cash pay securities;

•	the deferral of PIK interest on an instrument increases the loan-to-value ratio, which is a measure of the riskiness of a loan, with respect to such instrument;

•	even if the conditions for income accrual under US GAAP are satisfied, a borrower could still default when actual payment is due upon the maturity of such loan;

•
the required recognition of OID or PIK interest for U.S. federal income tax purposes may have a negative impact on liquidity, as it represents a non-cash component of the Fund’s investment company taxable income that may require cash distributions to Shareholders in order to maintain the Fund’s ability to be subject to tax as a RIC; and

OID may create a risk of non-refundable cash payments to the Fund based on non-cash accruals that may never be realized.
Covenant Lite Loans Risk
. To a lesser extent, the Fund may invest in, or obtain exposure to, obligations that may be “covenant lite,” which means such obligations lack certain financial maintenance covenants. While these loans may still contain other collateral protections, a covenant lite loan may carry more risk than a covenant-heavy loan made by the same borrower, as it does not require the borrower to provide affirmation that certain specific financial tests have been satisfied on a routine basis as is required under a covenant-heavy loan agreement. Should a loan we hold begin to deteriorate in quality, our ability to negotiate with the borrower may be delayed under a covenant-lite loan compared to a loan with full maintenance covenants. This may in turn delay the Fund’s ability to seek to recover its investment.
The Fund will generally focus on debt investments in U.S.-based middle market companies, which involve certain risks.
BSP may determine whether companies are U.S.-based or qualify as “middle market” in their sole discretion. In addition, the Fund is not restricted in its ability to invest in companies of any size or in any geographical location, and may from time to time or over time invest any amount in companies of any size or in any geographical location. In addition, the Fund may from time to time invest in other assets, subject to the investment restrictions set forth in the Partnership Agreements, which may include investments in loans to other type of corporate borrowers, portfolios of loans, leases, or other assets, consumer loans and receivables, contract receivables, structured finance arrangements, asset-backed securities, REITs, partnership interests, royalty interests, insurance policies, trust certificates, control positions, or other types of financial instruments or other assets BSP believes are attractive opportunities for the Fund. Certain investments may require that the Fund participate in joint ventures, trustee arrangements, or consortia formed for the purpose of such investment which involve delegating control or certain decision-making or the possibility of disagreements between partners, beneficial owners or consortium members which may impact the Fund’s ability to realize its investment. In addition, investments in which the Fund invests that are secured by real property, equipment, or other assets may result in the Fund holding such assets directly as a result of a default of such borrowers, requiring the Fund to hold, manage and dispose of such assets directly. The consideration of these investment opportunities and management and disposition of such assets may require specialized expertise not held by BSP and may involve different or additional regulatory requirements or risks and as such represent additional risk to the Fund and its investors. There is no guarantee that any such investments will ultimately be realized as anticipated by BSP, or at the value or on the time frame in which BSP anticipates.
Loan origination involves a number of particular risks that may not exist in the case of secondary debt purchases.
The Fund intends to seek to originate certain investments. When originating loans, BSP will generally have to rely more on its own resources and assessments to conduct due diligence of the borrower, which may be different or more limited than the diligence conducted for a broadly syndicated transaction involving an underwriter. Originators of loans may be entitled to certain rights and fees not available to secondary purchasers of loans. Loan origination may involve additional regulatory risks and expenses, given the requirement to hold a license for certain types of lending in some jurisdictions, which may be applicable to the Fund, BSP or their affiliates. Loan origination may involve additional regulatory risks given the requirement to hold a license for certain types of lending in some jurisdictions or additional disclosure requirements. In certain circumstances, originators of a loan may be subject to risks as an originator if the Fund has sold a participation to other persons.
Our portfolio companies may incur debt that ranks equally with, or senior to, the Fund’s investments in such companies.
The investment portfolio will primarily consist of privately offered secured debt (including senior secured, unitranche and second-lien debt) and unsecured debt (including senior unsecured and subordinated debt) across directly originated corporate loans and, to a lesser extent, broadly syndicated corporate loans and high yield corporate bonds. Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payment of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to us. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
There may be circumstances where the Fund’s debt investments could be subordinated to claims of other creditors or we could be subject to lender liability claims.
Even though we intend to generally structure our directly-originated investments as senior loans, if one of our portfolio companies were to go bankrupt, depending on the facts and circumstances, including the extent to which we actually provided managerial assistance to that portfolio company, a bankruptcy court might recharacterize our debt investment and subordinate all or a portion of our claim to that of other creditors. In situations where a bankruptcy carries a high degree of political significance, our legal rights may be subordinated to other creditors.
We may also be subject to lender liability claims for actions taken by us with respect to a borrower’s business or instances where we exercise control over the borrower. A number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories. Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in creation of a fiduciary duty owed to the borrower or its other creditors or shareholders. Because of the nature of certain of the Fund’s investments, the Fund could be subject to allegations of lender liability.
Holders of structured products bear the risks, including credit risk, of the underlying investments, index or reference obligation and are subject to prepayment and counterparty risks.
The Fund may invest in structured products, consisting of CLOs and credit-linked notes. CLOs and structured products are generally backed by an asset or a pool of assets (often senior secured loans and other credit-related assets in the case of a CLO) that serve as collateral.
In some instances, such as in the case of most CLOs, structured products are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches.
The Fund may have the right to receive payments only from the structured product, and generally does not have direct rights against the issuer or the entity that sold the assets to be securitized. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured products generally pay their share of the structured product’s administrative and other expenses. Although it is difficult to predict whether the prices of indices and securities underlying structured products will rise or fall, these prices (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect issuers of securities and capital markets generally. If the issuer of a structured product uses shorter-term financing to purchase longer-term securities, the issuer may be forced to sell its securities at below market prices if it experiences difficulty in obtaining short-term financing, which may adversely affect the value of the structured products owned by the Fund.
Certain structured products may be thinly traded or have a limited trading market. CLOs and credit-linked notes are typically privately offered and sold. Structured products, and particularly subordinated interests thereof, are less liquid than many other types of securities and may be more volatile than the underlying assets. As a result, investments in CLOs and credit-linked notes may be subject to liquidity risk and may be characterized by the Fund as illiquid securities. In addition to the general risks associated with debt securities discussed herein, CLOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the fact that investments in CLO equity and junior debt tranches will likely be subordinate to other senior classes of CLO debt; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
In addition, changes in the collateral held by a CLO may cause payments on the instruments the Fund holds to be reduced, either temporarily or permanently. Further, the performance of a CLO or other structured products will be affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
Second priority liens on collateral securing the Fund’s loans may be subject to control by senior creditors with first priority liens. If there is a default, the value of the collateral may not be sufficient to repay in full both the first priority creditors and us.
A portion of our loans are secured on a second priority basis by the same collateral securing senior secured debt of such companies. The first priority liens on the collateral secure the portfolio company’s obligations under any outstanding senior debt and may secure certain other future debt that may be permitted to be incurred by us under the agreements governing the loans. The holders of obligations secured by the first priority liens on the collateral will generally control the liquidation of and be entitled to receive proceeds from any realization of the collateral to repay their obligations in full before we receive anything. In addition, the value of the collateral in the event of liquidation will depend on market and economic conditions, the availability of buyers and other factors.
There can be no assurance that the proceeds, if any, from the sale or sales of all of the collateral would be sufficient to satisfy the loan obligations secured by the second priority liens after payment in full of all obligations secured by the first priority liens on the collateral. If such proceeds are not sufficient to repay amounts outstanding under the loan obligations secured by the second priority liens, then we, to the extent not repaid from the proceeds of the sale of the collateral, will only have an unsecured claim against our remaining assets, if any.
The rights we may have with respect to the collateral securing the loans we make to our portfolio companies with more senior debt outstanding may also be limited pursuant to the terms of one or more intercreditor agreements that we enter into with the holders of senior debt. Under such an intercreditor agreement, at any time that obligations that have the benefit of the first priority liens are outstanding, any of the following actions that may be taken in respect of the collateral will be at the direction of the holders of the obligations secured by the first priority liens: (i) the ability to cause the commencement of enforcement proceedings against the collateral; (ii) the ability to control the conduct of such proceedings; (iii) the approval of amendments to collateral documents; (iv) releases of liens on the collateral; and (v) waivers of past defaults under collateral documents. We may not have the ability to control or direct such actions, even if our rights are adversely affected.
The Fund may invest in unsecured loans, which are not secured by collateral.
In the event of default on an unsecured loan, the first priority lien holder has first claim to the underlying collateral of the loan. It is possible that no collateral value would remain for an unsecured holder and therefore result in a loss of investment to the Fund. Because unsecured loans are lower in priority of payment to secured loans, they are subject to the additional risk that the cash flow of the borrower may be insufficient to meet scheduled payments after giving effect to the secured obligations of the borrower. Unsecured loans generally have greater price volatility than secured loans and may be less liquid.

The Fund may invest in high yield debt, a substantial portion of which may be rated below investment grade by one or more nationally recognized statistical rating organizations or which may be unrated but of comparable credit quality to obligations rated below investment grade, and have greater credit and liquidity risk than more highly rated debt obligations.
High yield debt is generally unsecured and may be subordinate to other obligations of the obligor. The lower rating of high yield debt reflects a greater possibility that adverse changes in the financial condition of the obligor or in general economic conditions (including, for example, a substantial period of rising interest rates or declining earnings) or both may impair the ability of the obligor to make payment of principal and interest. Many issuers of high yield debt are highly leveraged, and their relatively high debt-to-equity
ratios create increased risks that their operations might not generate sufficient cash flow to service their debt obligations. In addition, many issuers of high yield debt may be in poor financial condition, experiencing poor operating results, having substantial capital needs or negative net worth or be facing special competitive or product obsolescence problems, and may include companies involved in bankruptcy or other reorganizations or liquidation proceedings. Certain of these securities may not be publicly traded, and, therefore, it may be difficult to obtain information as to the true condition of the issuers. Overall declines in the below investment-grade bond and other markets may adversely affect such issuers by inhibiting their ability to refinance their debt at maturity. High yield debt is often less liquid than higher rated securities.
High yield debt is often issued in connection with leveraged acquisitions or recapitalizations in which the issuers incur a substantially higher amount of indebtedness than the level at which they had previously operated. High yield debt has historically experienced greater default rates than has been the case for investment-grade securities. The Fund may also invest in equity securities issued by entities with unrated or below investment-grade debt.
High yield debt may also be in the form of
zero-coupon
or deferred interest bonds, which are bonds which are issued at a significant discount from face value. The original discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity or the first interest accrual date at a rate of interest reflecting the market rate of the security at the time of issuance. While zero-coupon
bonds do not require the periodic payment of interest, deferred interest bonds generally provide for a period of delay before the regular payment of interest begins. Such investments experience greater volatility in market value due to changes in the interest rates than bonds that that provide for regular payments of interest.
The Fund may make investments whose capital structures have significant leverage.
Such investments are inherently more sensitive to declines in revenues and asset values and to increases in expenses and interest rates. The leveraged capital structure of such investments will increase the exposure of the investments to adverse economic factors such as downturns in the economy or deterioration in the condition of the investment, its underlying assets or its industry. Additionally, depending on the level in the capital structure in which the Fund acquires investments, the Fund may be subject to a greater risk of loss than if it acquires securities higher in a capital structure.
We generally will not control the Fund’s portfolio companies.
We generally will not control our portfolio companies, even though we may have board representation or board observation rights, and our debt agreements may contain certain restrictive covenants. As a result, we are subject to the risk that a portfolio company in which we invest may make business decisions with which we disagree and the management of such company, as representatives of the holders of their common equity, may take risks or otherwise act in ways that do not serve our interests as debt investors. Due to the lack of liquidity for our investments in non-traded
companies, we may not be able to dispose of our interests in our portfolio companies as readily as we would like or at an appropriate valuation. As a result, a portfolio company may make decisions that could decrease the value of our portfolio holdings.

We may lose money on our investments in equity securities.
We expect to make selected equity investments, such as direct equity investments, including controlling investments, warrants or other equity securities. In addition, when we invest in first and second lien senior loans or mezzanine debt, we may acquire warrants to purchase equity securities. Our goal is ultimately to dispose of these equity interests and realize gains upon our disposition of such interests. However, the equity interests we receive may not appreciate in value and, in fact, may decline in value. Accordingly, we may not be able to realize gains from our equity interests, and any gains that we do realize on the disposition of any equity interests may not be sufficient to offset any other losses we experience. We also may be unable to realize any value if a portfolio company does not have a liquidity event, such as a sale of the business, recapitalization or public offering, which would allow us to sell the underlying equity interests. We intend to seek puts or similar rights to give us the right to sell our equity securities back to the portfolio company issuer. We may be unable to exercise these put rights for the consideration provided in our investment documents if the issuer is in financial distress.
Inflation and supply chain risk could adversely impact our portfolio companies and our results of our operations.
Economic activity has continued to accelerate across sectors and regions. Nevertheless, due to global supply chain issues and geopolitical events, including the outbreak of global or regional conflicts (such as those in the Middle East and Eastern Europe), a rise in energy prices and strong consumer demand as economies continue to reopen, inflation is showing signs of acceleration in the U.S. and globally.
The U.S. and other developed economies have recently begun to experience higher-than normal inflation rates. It remains uncertain whether substantial inflation in the U.S. and other developed economies will be sustained over an extended period of time or have a significant effect on the U.S. or other economies. Inflation and rapid fluctuations in inflation rates have had in the past, and may in the future have, negative effects on economies and financial markets, particularly in emerging economies. For example, if an underlying portfolio company is unable to increase its revenue in times of higher inflation, its profitability may be adversely affected. Underlying portfolio companies may have revenues linked to some extent to inflation, including, without limitation, by government regulations and contractual arrangement. As inflation rises, an underlying portfolio company may earn more revenue but may incur higher expenses. As inflation declines, an underlying portfolio company may not be able to reduce expenses commensurate with any resulting reduction in revenue. Furthermore, wages and prices of inputs increase during periods of inflation, which can negatively impact returns on investments. In an attempt to stabilize inflation, countries may impose wage and price controls or otherwise intervene in the economy. Governmental efforts to curb inflation often have negative effects on the level of economic activity. There can be no assurance that inflation will not become a serious problem in the future and have an adverse impact on the Fund returns. There can be no assurance that continued and more wide-spread inflation in the U.S. and/or other economies will not become a serious problem in the future and have a material adverse impact on the Fund’s returns.
We may experience consequences resulting from the general risks associated with Derivatives.
Although the Fund does not expect investments in Derivatives to represent a significant component of its portfolio initially, the Fund may use Derivatives including, in particular, swaps (including, total return swaps), synthetic collateralized loan obligations, reverse repurchase agreements and other similar transactions, in seeking to achieve its investment objective or for other reasons, such as cash management, financing activities or to hedge its positions. Accordingly, Derivatives may be used in limited instances as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a Derivative for speculative purposes, which the Fund does not initially intend to do, the Fund will be fully exposed to the risks of loss of that Derivative, which may sometimes be greater than the Derivative’s cost. The use of Derivatives may involve substantial leverage. The use of Derivatives may subject the Fund to the following risks, including but not limited to:

•
Credit
risk-the
risk that the counterparty in a Derivative transaction will be unable to honor its financial obligation to the Fund, or the risk that the reference entity in a credit default swap or similar Derivative will not be able to honor its financial obligations. Certain participants in the Derivatives market, including larger financial institutions, have recently experienced significant financial hardship and deteriorating credit conditions. If the Fund’s counterparty to a Derivative transaction experiences a loss of capital, or is perceived to lack adequate capital or access to capital, it may experience margin calls or other regulatory requirements to increase equity. Under such circumstances, the risk that a counterparty will be unable to honor its obligations may increase substantially. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract, the Fund may experience significant delays in obtaining any recovery under the derivative contract in bankruptcy or other reorganization proceeding. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

•	Currency risk-the risk that changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Leverage
risk-the
risk associated with certain types of Derivative strategies that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

•
Liquidity
risk-the
risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth. This risk is heightened to the extent the Fund engages in OTC Derivative transactions.

•
Correlation
risk-the
risk that changes in the value of a Derivative will not match the changes in the value of the portfolio holdings that are being hedged or of the particular market, security or loan to which the Fund seeks exposure.

•
Index
risk-if
the Derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, the Fund could receive lower interest payments or experience a reduction in the value of the Derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•
Regulatory risk-various legislative and regulatory initiatives may impact the availability, liquidity and cost of Derivatives, including potentially limiting or restricting the ability of the Fund to use certain Derivatives or certain counterparties as a part of its investment strategy, increasing the costs of using these instruments or making these instruments less effective.

•
Counterparty risk- if a counterparty fails to meet its contractual obligations, goes bankrupt, or otherwise experiences a business interruption, the Fund could miss investment opportunities or otherwise hold investments it would prefer to sell, resulting in losses for the Fund.

If we utilize certain classes of Derivatives, we will be required to comply with Rule
18f-4.
Under Rule
18f-4
of the 1940 Act, registered investment companies that make significant use of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) are required to operate subject to a value-at-risk
leverage limit, adopt a derivatives risk management program and appoint a derivatives risk manager, and comply with various testing and board reporting requirements. Such requirements may limit the ability of the Fund to invest in derivatives, short sales and similar financing transactions, limit the Fund’s ability to employ certain strategies that use these instruments and/or adversely affect the Fund’s efficiency in implementing its strategy, liquidity and/or ability to pursue its investment objective.
Terrorist attacks, acts of war, global or regional conflicts (such as those in the Middle East and Eastern Europe), natural disasters, outbreaks or pandemics may impact the Fund’s portfolio companies and harm the Fund’s business, operating results and financial condition.
Terrorist acts, acts of war, global or regional conflicts (such as those in the Middle East and Eastern Europe), natural disasters, disease outbreaks, pandemics or other similar events may disrupt our operations, as well as the operations of our portfolio companies. Such acts have created, and continue to create, economic and political uncertainties and have contributed to recent global economic instability. Future terrorist activities, military or security operations, natural disasters, disease outbreaks, pandemics or other similar events could further weaken the domestic/global economies and create additional uncertainties, which may negatively impact our portfolio companies and, in turn, could have a material adverse impact on our business, operating results and financial condition. Losses from terrorist attacks and natural disasters are generally uninsurable.
Special situation investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than risks of investing in public companies that may be at a later stage of development.
We may invest in companies undergoing work-outs, liquidations, reorganizations, bankruptcies, insolvencies or other fundamental changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities the value of which will be less than the purchase price to the Fund of the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, we may be required to sell our investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to (i) intervention of a regulatory agency; (ii) market conditions resulting in material changes in securities prices; (iii) compliance with any applicable bankruptcy, insolvency or securities laws; and (iv) the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which we intend to invest, there is a potential risk of loss by us of our entire investment in such companies.
Economic recessions or downturns could impair the Fund’s portfolio companies and harm the Fund’s operating results.
Many of the portfolio companies in which we may invest may be susceptible to economic slowdowns or recessions and may be unable to repay our debt investments during these periods. Therefore, our non-performing
assets are likely to increase, and the value of our portfolio is likely to decrease during these periods. Adverse economic conditions may also decrease the value of any collateral securing our senior secured or second lien secured loans. A prolonged recession may further decrease the value of such collateral and result in losses of value in our portfolio and a decrease in our revenues, net income, assets and net worth. Unfavorable economic conditions also could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us on terms we deem acceptable. These events could prevent us from increasing investments and harm our operating results.
In addition, while we believe that these conditions also afford attractive opportunities to make investments, future financial market uncertainty could lead to further financial market disruptions and could further adversely impact our ability to obtain financing and the value of our investments.
Defaults by the Fund’s portfolio companies will harm the Fund’s operating results.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company.
An investment strategy focused primarily on privately-held companies presents certain challenges, including the lack of available information about these companies.
We intend to invest in corporate debt of middle market companies, including privately-held companies. Investments in private companies pose certain incremental risks as compared to investments in public companies. First, private companies have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress. Second, the investments themselves tend to be less liquid. As such, we may have difficulty exiting an investment promptly or at a desired price prior to maturity or outside of a normal amortization schedule. Finally, little public information generally exists about private companies. Further, these companies may not have third-party debt ratings or audited financial statements. We must therefore rely on the ability of BSP to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. These companies and their financial information will generally not be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If we are unable to uncover all material information about these companies, we may not make a fully informed investment decision, and we may lose money on our investments. As a result, the relative lack of liquidity and the potential diminished capital resources of our target portfolio companies may affect our investment returns.
While middle market companies may have potential for rapid growth, they often involve higher risks. Middle market companies have more limited financial resources than larger companies and may be unable to meet their obligations under their debt securities that the Fund holds, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with its investment. Middle market companies also typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and market conditions, as well as general economic downturns. Less publicly available information may be available about these companies and they may not be subject to the financial and other reporting requirements applicable to public companies. They are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the company and, in turn, on the Fund. Middle market companies may also have less predictable operating results and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position. They may also have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity. Middle market loans may also be subject to greater illiquidity if they are privately negotiated or syndicated in comparison to publicly traded instruments or, if such instruments are publicly traded, there may be smaller relative trading volumes.
The Fund may invest a portion of its investments in loans originated by banks and other financial institutions which pose certain risks.
The loans in which the Fund invests may include term loans and revolving loans, may pay interest at a fixed or floating rate and may be senior or subordinated. Purchasers of bank loans are predominantly commercial banks, investment funds and investment banks. As secondary market trading volumes for bank loans increase, new bank loans are frequently adopting standardized documentation to facilitate loan trading which should improve market liquidity. There can be no assurance, however, that future levels of supply and demand in bank loan trading will provide an adequate degree of liquidity, that current levels of liquidity will persist and that the market will not experience periods of significant illiquidity in the future. In addition, the Fund may make investments in stressed or distressed bank loans which are often less liquid than performing bank loans.

The Fund may acquire interests in bank loans either directly (by way of sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating out the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off
against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation. The settlement process for the purchase of bank loans can take several days and, in certain instances, several weeks longer than a bond trade. The longer a trade is outstanding between the counterparties, the higher the possible risk of additional operational and settlement issues and the potential for the Fund’s counterparty to fail to perform.
The disposition of the Fund’s investments may result in contingent liabilities.
A significant portion of our investments involve private securities. In connection with the disposition of an investment in private securities, we may be required to make representations about the business and financial affairs of the portfolio company typical of those made in connection with the sale of a business. We may also be required to indemnify the purchasers of such investment to the extent that any such representations turn out to be inaccurate or with respect to potential liabilities. These arrangements may result in contingent liabilities that ultimately result in funding obligations that we must satisfy through our return of payments previously paid to us.
The lack of liquidity in the Fund’s investments may adversely affect the Fund’s business.
We invest in companies whose securities are typically not publicly traded, and whose securities will be subject to legal and other restrictions on resale or will otherwise be less liquid than publicly traded securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments. As a result, we do not expect to achieve liquidity in our investments in the near-term. We expect that our investments will generally be subject to contractual or legal restrictions on resale or are otherwise illiquid because there is usually no established trading market for such investments. The illiquidity of most of our investments may make it difficult for us to dispose of them at a favorable price, and, as a result, we may suffer losses. With respect to our investments in investment funds that calculate a NAV per share, there can be no assurance that we will be able to sell such investments at a price equal to its NAV per share and we may ultimately sell such investments at discount to its NAV per share.
Due to the illiquid nature of certain positions which the Fund is expected to acquire, as well as the uncertainties of the reorganization and active management process, BSP is unable to predict with confidence what the exit strategy will ultimately be for any given position, or that one will definitely be available. Exit strategies which appear to be viable when an investment is initiated may be precluded by the time the investment is ready to be realized due to economic, legal, political or other factors.
Prepayments of the Fund’s debt investments by our portfolio companies could adversely impact our results of operations and reduce our return on equity.
We are subject to the risk that the investments we make in our portfolio companies may be repaid prior to maturity. When this occurs, we will generally reinvest these proceeds in temporary investments, pending their future investment in new portfolio companies. These temporary investments will typically have substantially lower yields than the debt being prepaid, and we could experience significant delays in reinvesting these amounts. Alternative future investments in new portfolio companies may also be at lower yields than the debt that was repaid and will, in any case, require additional BSP time. As a result, our results of operations could be materially adversely affected if one or more of our portfolio companies elect to prepay amounts owed to us. Additionally, prepayments, net of prepayment fees, could negatively impact our return on equity.
We may not have the funds or ability to make additional investments in the Fund’s portfolio companies, which may have a negative impact on a portfolio company and us.
We may not have the funds or ability to make additional investments in our portfolio companies. After our initial investment in a portfolio company, we may be called upon from time to time to provide additional funds to such company or have the opportunity to increase our investment through the exercise of a warrant to purchase common stock. There is no assurance that we will make, or will have sufficient funds to make, follow-on
investments. Any decisions not to make a
follow-on
investment or any inability on our part to make such an investment may have a negative impact on a portfolio company in need of such an investment, may result in a missed opportunity for us to increase our participation in a successful operation or may reduce the expected return on the investment.
In the event that the Fund acquires fixed income securities and/or other instruments that are publicly traded, the Fund will be subject to certain inherent risks.
In some circumstances, the Fund may be unable to obtain financial covenants or other contractual rights, including management rights, that it might otherwise be able to obtain in making privately-negotiated debt investments. Moreover, the Fund may not have the same access to information in connection with investments in public instruments, either when investigating a potential investment or after making an investment, as compared to a privately-negotiated debt investment.
The Fund may invest in convertible securities, which are subject to certain risks.
Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest that is generally paid or accrued on debt or a dividend that is paid or accrued on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible
securities, (ii) are less subject to fluctuation in value than the underlying common stock due to their fixed-income characteristics and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases.
The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors may also have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Generally, the amount of the premium decreases as the convertible security approaches maturity.
A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party. Any of these actions could have an adverse effect on the Fund’s ability to achieve its investment objective.
The value of the real estate underlying the mortgage loans in which the Fund may invest is subject to market conditions.
Changes in the real estate market may adversely affect the value of the collateral and thereby lower the value to be derived from a liquidation. In addition, adverse changes in real estate values increase the probability of default on the mortgage loans, as the incentive of the borrower to retain equity in the property declines. Loans may become nonperforming for a wide variety of reasons, including, without limitation, because the mortgaged property is too highly leveraged (and, therefore, the property is unable to generate sufficient income to meet its debt service payments), the property is poorly managed, or because the mortgaged property has a high vacancy rate, has not been fully completed or is in need of rehabilitation. Such non-performing
loans may require a substantial amount of workout negotiations and/or restructuring, which may entail, among other things, a substantial reduction in the interest rate, capitalization of interest payments, and a substantial write-down of the principal of the loan.
Of paramount concern in the purchase of certificates representing interests in loans secured by real estate is the possibility of material misrepresentation or omission on the part of the borrower or seller. Such inaccuracy or incompleteness may adversely affect the valuation of the real estate underlying the loans or may adversely affect the ability of the lender to perfect or effectuate a lien on the real estate or other collateral securing the loan. Under certain circumstances, payments to the Fund may be reclaimed if such payment or distribution is later determined to have been a fraudulent conveyance or a preferential payment.
Under environmental laws, owners of property may be liable for the clean-up
and removal of hazardous substances even where the owner was not responsible for placing the hazardous substances on the property or where the property was contaminated prior to the time the owner took title. The kinds of hazardous substances for which liability may be incurred include, inter alia, chemicals and other materials commonly used by small businesses and manufacturing operations. The costs of removal and clean-up
of hazardous substances and wastes can be extremely expensive and, in some cases, can exceed the value of a property. In addition, the presence of hazardous substances may adversely affect an owner’s ability to sell real estate or borrow using real estate as collateral. To the extent that an owner of an underlying property becomes liable for removal costs, the ability of the owner to make debt payments may be reduced, which in turn may materially adversely affect the value of the relevant instruments held by the Fund. Similarly, real estate is subject to loss due to special hazards such as floods, earthquakes and hurricanes. It may be impractical or impossible to fully insure against such hazards.
There is a risk of material misrepresentation or omission on the part of the borrower.
Such inaccuracy or incompleteness may adversely affect the valuation of the collateral underlying the loans or may adversely affect the ability of the Fund to perfect or effectuate a lien on any collateral securing the loan. The Fund cannot guarantee the accuracy or completeness of representations made by and information provided by borrowers.
Certain
non-U.S.
investments involve risks and special considerations not typically associated with U.S. investments, and investing outside the U.S. may involve greater risks than investing in the U.S.
These risks include, but are not limited to: (i) less publicly available information; (ii) varying levels of governmental regulation and supervision; (iii) the difficulty of enforcing legal rights in a
non-U.S.
jurisdiction and uncertainties as to the status, interpretation and application of laws; (iv) different accounting, auditing and financial reporting standards, practices and requirements compared to those applicable to U.S. companies; (v) fluctuations in currency exchange rates; (vi) the risk of nationalization or expropriation of assets or confiscatory taxation; (vii) social, economic and political uncertainty, including war and revolution; (viii) dependence on exports and the corresponding importance of international trade; (ix) greater price fluctuations and market volatility, (x) less liquidity and smaller capitalization of securities markets; (xi) higher rates of inflation; (xii) controls on, and changes in controls on,
non-U.S.
investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (xiii) less extensive regulation of the securities markets; (xiv) longer settlement periods for securities transactions; and (xv) less developed corporate laws regarding fiduciary duties and the protection of investors.
Non-U.S.
markets may be smaller, less liquid, and subject to greater influence by adverse events generally affecting the market. Brokerage commissions and other transaction costs on securities exchanges in
non-U.S.
countries are generally higher than in the United States.
Non-U.S.
securities settlements may in some instances be subject to delays and related administrative uncertainties. In some countries there are restrictions on investments or investors such that the only practicable way for the Fund to invest in such markets is by entering into swaps or other derivative transactions with its prime brokers or others. Such transactions involve counterparty risks which are not present in the case of direct investments and which may not be controllable by BSP.
Investments or liabilities of the Fund may be denominated in currencies other than the U.S. dollar, and hence the value of such investments, or the amount of such liabilities, will depend in part on the relative strength of the U.S. dollar.
The Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, and the level of gains and losses realized on the sale of securities. The rates of exchange between the U.S. dollar and other currencies are affected by many factors, including forces of supply and demand in the foreign exchange markets. These rates are also affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.
The Fund is not obligated to engage in any currency hedging operations, and there can be no assurance as to the success of any hedging operations that the Fund may implement. To the extent the Fund enters into currency hedging operations, the Fund may incur costs related to such hedging arrangements, which may be undertaken in exchange-traded or over-the-counter
contexts, including futures, forwards, swaps, options and other instruments. See
“Derivatives,” “Swap Contracts”
and
“Hedging Transactions”
for more information.

Risk Related to Investments in Our Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk Related to Investments in Our Shares
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For U.S. federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable U.S. federal income tax rules as having original issue discount (such as debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discounts and include such amounts, if any, in our annual taxable income, instead of upon disposition, as electing not to do so could potentially limit our ability to deduct interest expenses for tax purposes.
Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our Shareholders in order to satisfy the Annual Distribution Requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the Annual Distribution Requirement necessary to maintain RIC tax treatment under the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may fail to qualify for RIC tax treatment and thus become subject to corporate-level income tax.
The share repurchase program may harm the Fund’s investment performance and the Fund may not be able to repurchase all the Shares a Shareholder tenders.
The Fund is an “interval fund” and, to provide limited liquidity to Shareholders, makes quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, pursuant to Rule
23c-3
under the 1940 Act. Under normal market conditions, the Fund currently intends to repurchase 5% of its outstanding shares at NAV on a quarterly basis. The Fund believes that these repurchase offers are generally beneficial to the Fund’s Shareholders, and generally are funded from available cash or sales of portfolio securities. However, the repurchase of Shares by the Fund decreases the assets of the Fund and, therefore, may have the effect of increasing the Fund’s expense ratio. Repurchase offers and the need to fund repurchase obligations may also affect the ability of the Fund to be fully invested or force the Fund to maintain a higher percentage of its assets in liquid investments, which may harm the Fund’s investment performance. Moreover, diminution in the size of the Fund through repurchases may result in untimely sales of portfolio securities, and may limit the ability of the Fund to participate in new investment opportunities. If the Fund uses leverage, repurchases of Shares may compound the adverse effects of leverage in a declining market. In addition, if the Fund borrows money to finance repurchases, interest on that borrowing will negatively affect Shareholders who do not tender their Shares by increasing Fund expenses and reducing any net investment income. Certain Shareholders may from time to time own or control a significant percentage of the Fund’s Shares. Repurchase requests by these Shareholders of these Shares of the Fund may cause repurchases to be oversubscribed, with the result that Shareholders may only be able to have a portion of their Shares repurchased in connection with any repurchase offer. If a repurchase offer is oversubscribed and the Fund determines not to repurchase additional Shares beyond the repurchase offer amount, or if Shareholders tender an amount of Shares greater than that which the Fund is entitled to purchase, the Fund will repurchase the Shares tendered on a pro rata basis, and Shareholders will have to wait until the next repurchase offer to make another repurchase request. Shareholders will be subject to the risk of NAV fluctuations during that period. Thus, there is also a risk that some Shareholders, in anticipation of proration, may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood that proration will occur. The NAV per Shares tendered in a repurchase offer may fluctuate between the date a Shareholder submits a repurchase request and the Repurchase Request Deadline, and to the extent there is any delay between the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Request Deadline or the Repurchase Pricing Date may be higher or lower than on the date a Shareholder submits a repurchase request.
See “Repurchase of Shares.”
You may receive Shares as distributions which could result in adverse tax consequences to you.
In order to satisfy the Annual Distribution Requirement applicable to RICs, we may have the ability to declare a large portion of a distribution in Shares instead of in cash, provided that Shareholders have the right to elect to receive their distribution in cash. As long as a portion of such distribution is payable in cash (which portion can be as low as 20% based on certain rulings by the IRS) and certain requirements are met, the entire distribution to the extent of our current and accumulated earnings and profits would be a dividend for U.S. federal income tax purposes. If too many Shareholders elect to receive their distributions in cash, each Shareholder electing to receive his/her distribution in cash would receive a pro rata portion of his/her distribution in cash and the remaining portion of the distribution would be paid in Shares. As a result, a Shareholder would be taxed on the entire distribution in the same manner as a cash distribution, even though a portion of the distribution was paid in Shares, and a Shareholder may be required to pay tax with respect to such dividends in excess of any cash received. If a Shareholder sells the Shares it receives as a dividend in order to pay this tax, the sales proceeds may be less than the amount included in income with respect to the dividend, depending on the market price of our Shares at the time of the sale. Furthermore, with respect to
non-U.S.
Shareholders, we may be required to withhold U.S. tax with respect to such dividends, including in respect of all or a portion of such dividend that is payable in stock. In addition, if a significant number of our Shareholders determine to sell Shares in order to pay taxes owed on dividends, then such sales may put downward pressure on the trading price of our Shares.
An investment in the Shares by a
non-U.S.
Shareholder may have adverse tax consequences.
Whether an investment in the Shares is appropriate for a
non-U.S.
Shareholder will depend upon that person’s particular circumstances. Among other things, a
non-U.S.
Shareholder, under certain circumstances, may be subject to withholding of U.S. federal income tax at a rate of 30% (or lower rate provided by an applicable treaty); required to file U.S. income taxes to receive a tax credit or tax refund of overpayments of taxes; subject to U.S. income tax at graduated rates or to a branch profits on our distributions; subject to certain reporting requirements, disclosure requirements, and withholding taxes under the Foreign Account Tax Compliance Act and other laws; and subject to certain rules regarding foreign tax credits.
Non-U.S.
persons should consult their tax advisors with respect to U.S. federal income tax and withholding tax, and state, local and
non-U.S.
tax consequences of an investment in our Shares.

Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.75%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.85%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.51%
Total Annual Expenses [Percent]		2.11%
Waivers and Reimbursements of Fees [Percent]	[5]	(0.25%)
Net Expense over Assets [Percent]		1.86%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class S Shares
Outstanding Security, Held [Shares]			0
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.75%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.25%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.54%
Total Annual Expenses [Percent]		1.54%
Waivers and Reimbursements of Fees [Percent]	[5]	(0.28%)
Net Expense over Assets [Percent]		1.26%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class D Shares
Outstanding Security, Held [Shares]			0
Class M Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.75%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.50%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.54%
Total Annual Expenses [Percent]		1.79%
Waivers and Reimbursements of Fees [Percent]	[5]	(0.28%)
Net Expense over Assets [Percent]		1.51%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class M Shares
Outstanding Security, Held [Shares]			0
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.75%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.53%
Total Annual Expenses [Percent]		1.28%
Waivers and Reimbursements of Fees [Percent]	[5]	(0.27%)
Net Expense over Assets [Percent]		1.01%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class I Shares
Outstanding Security, Held [Shares]			0
Class R6 Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[1]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	2.00%
Management Fees [Percent]	[3]	0.75%
Interest Expenses on Borrowings [Percent]		0.00%
Distribution/Servicing Fees [Percent]		0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.48%
Total Annual Expenses [Percent]		1.23%
Waivers and Reimbursements of Fees [Percent]	[5]	(0.22%)
Net Expense over Assets [Percent]		1.01%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Class R6 Shares
Outstanding Security, Held [Shares]			8,622,025.82
Expenses on a 1000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 19
Expense Example, Years 1 to 3		64
Expense Example, Years 1 to 5		111
Expense Example, Years 1 to 10		242
Expenses on a 1000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		13
Expense Example, Years 1 to 3		46
Expense Example, Years 1 to 5		81
Expense Example, Years 1 to 10		181
Expenses on a 1000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		15
Expense Example, Years 1 to 3		53
Expense Example, Years 1 to 5		94
Expense Example, Years 1 to 10		208
Expenses on a 1000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		10
Expense Example, Years 1 to 3		38
Expense Example, Years 1 to 5		68
Expense Example, Years 1 to 10		153
Expenses on a 1000 Class R6 Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		10
Expense Example, Years 1 to 3		37
Expense Example, Years 1 to 5		66
Expense Example, Years 1 to 10		148
Expenses on a 25000 Class S Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		47
Expense Example, Years 1 to 3		159
Expense Example, Years 1 to 5		278
Expense Example, Years 1 to 10		606
Expenses on a 25000 Class D Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		32
Expense Example, Years 1 to 3		115
Expense Example, Years 1 to 5		204
Expense Example, Years 1 to 10		454
Expenses on a 25000 Class M Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		38
Expense Example, Years 1 to 3		134
Expense Example, Years 1 to 5		236
Expense Example, Years 1 to 10		521
Expenses on a 25000 Class I Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		26
Expense Example, Years 1 to 3		95
Expense Example, Years 1 to 5		170
Expense Example, Years 1 to 10		382
Expenses on a 25000 Class R6 Shares [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		26
Expense Example, Years 1 to 3		93
Expense Example, Years 1 to 5		165
Expense Example, Years 1 to 10		$ 369

[1]	No upfront sales load will be paid with respect to the Shares, however, if you buy Class S Shares, Class D Shares or Class M Shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such about as they may determine, provided that financial intermediaries limit such charges to a 3.0% cap on NAV for Class S Shares, a 3.0% cap on NAV for Class D Shares or a 3.0% cap on NAV for Class M Shares. Financial intermediaries will not charge such fees on Class I Shares or Class R6 Shares. Your financial intermediary may impose additional charges when you purchase Shares of the Fund. Please consult your financial intermediary for additional information.
[2]	A 2.00% Early Repurchase Fee payable to the Fund may be charged with respect to the repurchase of Shares at any time prior to the day immediately preceding the one-year anniversary of a Shareholder’s purchase of the Shares (on a “first in—first out” basis). An Early Repurchase Fee payable by a Shareholder may be waived in circumstances where the Board determines that doing so is in the best interests of the Fund and in a manner that will not discriminate unfairly against any Shareholder. The Early Repurchase Fee will be retained by the Fund for the benefit of the remaining Shareholders.
[3]	The Fund pays the Manager a monthly Management Fee at an annual rate of 0.75% based on average daily value of the Fund’s net assets. For purposes of determining the Management Fee payable to the Manager, the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee payable to the Manager or to any purchases or repurchases of Shares of the Fund or any distributions by the Fund. The Manager has agreed to voluntarily waive its Management Fee through October 8, 2026. Unless otherwise extended by the Manager, the Management Fee payable by the Fund as of October 8, 2026 will be at the annual rate of 0.75%. The reduction of the Management Fee is not subject to recoupment by the Manager under the Expense Limitation Agreement, described below.
[4]	The Other Expenses include, among other things, professional fees and other expenses that the Fund will bear, including initial and ongoing offering costs and fees and expenses of the Administrator, transfer agent and custodian. The Other Expenses are based on estimated amounts for the Fund’s current fiscal year, including the Expense Limitation Agreement.
[5]	Pursuant to an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, the Manager has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund, if required to ensure certain annual operating expenses (excluding the Management Fee, any Distribution and Servicing Fee, interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, borrowing costs, merger or reorganization expenses, shareholder meetings expenses, litigation expenses, expenses associated with the acquisition and disposition of investments (including interest and structuring costs for borrowings and line(s) of credit) and extraordinary expenses, if any; collectively, the “Excluded Expenses”) do not exceed 0.25% per annum (excluding Excluded Expenses) of the Fund’s average daily net assets of the Shares. With respect to the Shares, the Fund agrees to repay the Manager any fees waived or expenses assumed under the Expense Limitation Agreement for the Shares, provided the repayments do not cause the Fund’s annual operating expenses (excluding Excluded Expenses) for the Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayments must be made within thirty-six months after the month in which the Manager incurred the expense. The Expense Limitation Agreement will have a term ending one year from the date the Fund commences operations, and the Manager may extend the term for a period of one year on an annual basis. The Manager may not terminate the Expense Limitation Agreement during its initial one-year term.